    As filed with the Securities and Exchange Commission on February 4, 2005



                                         Registration Nos. 333-122070


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[X] PRE-EFFECTIVE AMENDMENT NO. 1               [ ] POST-EFFECTIVE AMENDMENT NO.


                        (Check appropriate box or boxes)

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip code)
             Registrant's Telephone Number: (800) 428-6970, OPTION 1

                                CYNTHIA SURPRISE
                       C/O BISYS FUND SERVICES OHIO, INC.
                          100 SUMMER STREET, SUITE 1500
                                   BOSTON, MA
                     (Name and Address of Agent for Service)

                                    Copy to:

                              W. JOHN MCGUIRE, ESQUIRE          DONALD S. MENDELSOHN, ESQUIRE     MICHAEL V. WIBLE, ESQUIRE
RICHARD W. GRANT, ESQUIRE     MORGAN, LEWIS & BOCKIUS LLP       THOMPSON HINE LLP                 THOMPSON HINE LLP
MORGAN, LEWIS & BOCKIUS LLP   1111 PENNSYLVANIA AVENUES, N.W.   312 WALNUT STREET                 10 WEST BROAD STREET
ONE OXFORD CENTRE             WASHINGTON, D.C.  20004           14TH FLOOR                        SUITE 700
PITTSBURGH, PA 15219-6401                                       CINCINNATI, OH 45202              COLUMBUS, OH 43215

      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


      It is proposed that this Registration Statement become effective on March 7, 2005 pursuant to Rule 488.


      No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                                   CCMI FUNDS


                         431 NORTH PENNSYLVANIA STREET


                             INDIANAPOLIS, IN 46204



                                                               FEBRUARY 16, 2005



Dear CCMI Funds Shareholder:



     On behalf of the Board of Trustees of the CCMI Funds, we are pleased to invite you to a Special Meeting of Shareholders (the "Special Meeting") of the CCMI Funds (the "CCMI Trust") with respect to its three series, the CCMI Equity Fund, CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund (each a "CCMI Fund" and collectively, the "CCMI Funds") to be held on Friday, March 18, 2005 at 9:30 am, Eastern Time at 431 North Pennsylvania Street, Indianapolis, IN 46204.



     At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of March 18, 2005 by and between the CCMI Trust and the STI Classic Funds (the "STI Trust"), on behalf of the STI Classic Growth and Income Fund, the STI Classic Investment Grade Bond Fund, and the STI Classic North Carolina Tax-Exempt Bond Fund (each an "STI Fund" and collectively, the "STI Funds"), each a series of the STI Trust. The reorganization of each CCMI Fund into a corresponding STI Fund is as follows:



CCMI FUNDS                                                 STI FUNDS
----------                                                 ---------
CCMI Equity Fund.........................  STI Classic Growth and Income Fund
CCMI Bond Fund...........................  STI Classic Investment Grade Bond Fund
CCMI Tax-Exempt North Carolina Bond
  Fund...................................  STI Classic North Carolina Tax-Exempt
                                           Bond Fund*


---------------


* Please note that the STI Classic North Carolina Tax-Exempt Bond Fund is a newly created series of the STI Trust. For more information on this reorganization, please read the enclosed combined prospectus/proxy statement.



     The Board of Trustees of the CCMI Trust considered the Agreement and Plan of Reorganization at meetings held on November 17, 2004 and December 12 and 13, 2004 and unanimously approved the Agreement and Plan of Reorganization on December 13, 2004. The management of the CCMI Funds believes that the shareholders of the CCMI Funds would benefit from the larger asset base and increased product array and anticipated economies of scale that are expected to result from the reorganization.



     The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus/proxy statement that accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.



     Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.



     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy. Please vote promptly.



     If you have any questions on the reorganization, please call
1-800-386-3111.



     We thank you for your continued confidence and support of the CCMI Funds.



     Sincerely,



     President


     CCMI Funds

                             QUESTIONS AND ANSWERS



     While we encourage you to read the full text of the enclosed proxy statement/prospectus, here is a brief overview of the proposal, which will require your vote.



Q. WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING OF SHAREHOLDERS (THE "SPECIAL MEETING") ON MARCH 18, 2005?



A. The Board of Trustees of the CMMI Funds (the "CCMI Trust") has called the Special Meeting at which you will be asked to vote on the reorganization of the CMMI Equity Fund, CCMI Bond Fund and CCMI Tax-Exempt North Carolina Bond Fund (each a "CCMI Fund" and, collectively, the "CCMI Funds") into a corresponding series of the STI Classic Funds (the "STI Trust"), the STI Classic Growth and Income Fund, STI Classic Investment Grade Bond Fund and STI Classic North Carolina Tax-Exempt Bond Fund (each, an "STI Fund" and collectively, the "STI Funds"), respectively (the "Reorganization").



Q.  WHY DID THE CCMI TRUST BOARD OF TRUSTEES APPROVE THE REORGANIZATION?



A. After conducting due diligence regarding the Reorganization, the CCMI Trust Board of Trustees unanimously approved the Reorganization. The Board of Trustees considered the expected decrease in expense levels borne by the shareholders of the CCMI Funds, the opportunities for increased economies of scale and the expected administrative efficiencies to be gained by having the CCMI Funds under the same umbrella as the STI Funds and the increased product array. After careful consideration, the Board of Trustees determined that the Reorganization is in the best interests of the CCMI Funds' shareholders.



     The CCMI Trust Board of Trustees recommends that you vote FOR the Reorganization.



Q.  WHAT STI FUND WILL I HOLD FOLLOWING THE REORGANIZATION?



A.  Listed below are the CCMI Funds and the corresponding STI Funds:



CCMI FUND                                                   STI FUND
---------                                                   --------
CCMI Equity Fund.........................   STI Classic Growth and Income Fund
CCMI Bond Fund...........................   STI Classic Investment Grade Bond Fund
CCMI Tax-Exempt North Carolina Bond
  Fund...................................   STI Classic North Carolina Tax-Exempt
                                            Bond Fund



Q.  WHAT ARE THE DIFFERENCES BETWEEN MY CCMI FUND AND THE CORRESPONDING STI
    FUND?



A. Shareholders of each CCMI Fund will be placed into the corresponding STI Fund as depicted above. All of the CCMI Funds have investment objectives that are substantially similar to the investment objectives of their corresponding STI Funds, and the CCMI Bond Fund and the STI Classic Investment Grade Bond Fund have substantially similar principal investment strategies. The CCMI Equity Fund and the CCMI Tax-Exempt North Carolina Bond Fund however, have different principal investment strategies than their corresponding STI Funds. For a more complete description of these differences please read the section entitled "Investment Objectives" in the enclosed combined prospectus/proxy statement.



Q.  WHO WILL MANAGE MY CCMI FUND AFTER THE REORGANIZATION?



A. The portfolio managers who are currently responsible for the day-to-day management of the CCMI Funds will continue to manage the corresponding STI Funds after the Reorganization.



Q.  WILL I INCUR ANY TRANSACTION COSTS AS A RESULT OF THE REORGANIZATION?



A. As a result of the Reorganization, shareholders will not incur any transaction costs, e.g. sales charges or redemption fees.

Q.  WILL I RECEIVE NEW SHARES IN EXCHANGE FOR MY CURRENT SHARES?



A. Yes. Upon approval and completion of the Reorganization, you will receive shares of the corresponding STI Fund equal in value to your CCMI Fund shares.



     The STI Funds offer multiple classes of shares. Initially, you will receive T shares of the corresponding STI Fund, which are generally available only to financial institutions or intermediaries. After the Reorganization, you will not be able to purchase additional T shares unless you meet the eligibility requirements described in the prospectus. If you are ineligible to purchase additional T shares, you may purchase retail class shares of the STI Funds.



Q.  WHAT IS THE TIMETABLE FOR THE REORGANIZATION?



A. If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about March 18, 2005.



Q. WILL THE CCMI FUNDS HAVE TO PAY ANY FEES OR EXPENSES IN CONNECTION WITH THE REORGANIZATION?



A. No. The investment adviser, Trusco Capital Management, Inc., or one of its affiliates will bear the costs of the Reorganization.



Q.  WILL THE REORGANIZATION CREATE A TAXABLE EVENT FOR ME?



A. No. The Reorganization is intended to have no direct or indirect federal income tax consequences for you.



Q.  WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?



A. If shareholders do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the CCMI Funds and their shareholders.



Q.  WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?



A. If you have any questions regarding this proxy, please contact the CCMI Funds by calling toll free 1-800-386-3111.



                  PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.


                          YOUR VOTE IS VERY IMPORTANT!

                                   CCMI FUNDS
                         431 NORTH PENNSYLVANIA STREET
                             INDIANAPOLIS, IN 46204

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 18, 2005


     Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of the CCMI Funds (the "CCMI Trust"), with respect to its three series, the CCMI Equity Fund, CCMI Bond Fund and CCMI Tax-Exempt North Carolina Bond Fund (each a "CCMI Fund" and collectively, the "CCMI Funds"), will be held at 431 North Pennsylvania Street, Indianapolis, IN 46204, on Tuesday, March 18, 2005 at 9:30 a.m., Eastern Standard Time (EST), for the purpose of considering the proposals set forth below:



          1. Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the CCMI Funds in exchange for shares of the corresponding series of the STI Classic Funds; (ii) the distribution of shares of each series of the STI Classic Funds so received to shareholders of the corresponding CCMI Fund; and (iii) the termination under state law of the CCMI Funds.


          2. To transact such other business as may properly come before the special meeting or any adjournment thereof.


     The proposal, if approved, will result in the transfer of the assets and liabilities of each CCMI Fund to a corresponding series of the STI Classic Funds in return for shares of such series (each an "STI Fund" and collectively, the "STI Funds") (the "Reorganization").



     Shareholders of record as of the close of business on Tuesday, January 18, 2005 are entitled to notice of, and to vote at the Special Meeting, or any adjournment of this meeting. Shareholders of the respective CCMI Funds will vote separately and the proposed Reorganization will be effected as to a particular CCMI Fund only if that CCMI Fund's shareholders approve the proposal.


SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE CCMI TRUST. YOU MAY EXECUTE THE PROXY CARD BY ONE OF THE FOUR METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                          By Order of the Board of Trustees,

                                          Freddie Jacobs, Jr.
                                          Secretary


February 16, 2005

                           PROXY STATEMENT/PROSPECTUS

                            DATED FEBRUARY 14, 2005

           RELATING TO THE ACQUISITION OF THE ASSETS OF SERIES OF THE

                                   CCMI FUNDS
                         431 NORTH PENNSYLVANIA STREET
                             INDIANAPOLIS, IN 46204
                                 1-800-386-3111

             BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF THE

                               STI CLASSIC FUNDS
                               101 FEDERAL STREET
                                BOSTON, MA 02110
                                 1-800-342-5734


     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of CCMI Funds (the "CCMI Trust") in connection with the Special Meeting of Shareholders (the "Special Meeting") of the CCMI Equity Fund, CCMI Bond Fund, and CCMI Tax-Exempt North Carolina Bond Fund (each a "CCMI Fund" and collectively, the "CCMI Funds"), each a series of the CCMI Trust, to be held on Tuesday, March 18, 2005 at 9:30 a.m., EST, at 431 North Pennsylvania Street, Indianapolis, IN 46204. At the Meeting, shareholders of each CCMI Fund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between the CCMI Trust and STI Classic Funds (the "STI Trust"), on behalf of the STI Classic Growth and Income Fund, STI Classic Investment Grade Bond Fund, and STI Classic North Carolina Tax-Exempt Bond Fund (each an "STI Fund" and collectively, the "STI Funds"), each a series of the STI Trust. The CCMI Trust and the STI Trust are referred to collectively as the "Trusts" and the participating series of the Trusts are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.


                                   PROPOSALS

     1. Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the CCMI Funds in exchange for shares of corresponding STI Funds; (ii) the distribution of each STI Fund's shares so received to shareholders of the corresponding CCMI Fund; and (iii) the termination under state law of the CCMI Funds.

     2. To transact such other business as may properly come before the special meeting or any adjournment thereof.

     The Reorganization Agreement provides that each CCMI Fund will transfer all of its assets and liabilities to the corresponding STI Fund listed opposite its name in the chart below:

CCMI FUND                                                    STI FUND
---------                                                    --------
CCMI Equity Fund...................  STI Classic Growth and Income Fund
CCMI Bond Fund.....................  STI Classic Investment Grade Bond Fund
CCMI Tax-Exempt North Carolina Bond
  Fund.............................  STI Classic North Carolina Tax-Exempt Bond Fund*

---------------

* The STI Classic North Carolina Tax-Exempt Bond Fund is a newly created series of the STI Trust.

In exchange for these transfers of these assets and liabilities, each STI Fund will simultaneously issue shares to the corresponding CCMI Fund as listed above, in an amount equal in value to the net asset value of the CCMI Fund's shares (the "Reorganization"). These transfers are expected to occur on or about March 18, 2005 (the "Closing Date").


     Immediately after the transfer of the CCMI Funds' assets and liabilities, the CCMI Funds will make a liquidating distribution to their shareholders of the STI Funds' shares received, so that a holder of shares in a CCMI Fund at the Effective Time of the Reorganization will receive a number of T Shares (as defined in the section of this Proxy/Prospectus entitled "Information Relating to the Reorganization") of the corresponding

STI Fund with the same aggregate value as the shareholder had in the CCMI Fund immediately before the Reorganization. Each participating STI Fund will initially offer one class of shares: T Shares. At the Effective Time of the Reorganization, shareholders of each CCMI Fund will become shareholders of the corresponding STI Fund, and thereafter the CCMI Funds will be terminated under state law.


     Each Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Trusco Capital Management, Inc. ("Trusco") is the investment adviser to the STI Funds and is a direct wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. Trusco is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). BISYS Fund Services, Limited Partnership and BISYS Fund Services Ohio, Inc. ("BISYS") serve as the principal underwriter and administrator, respectively, of the STI Funds.

     Trusco also is the investment adviser to the CCMI Funds. Unified Fund Services, Inc. serves as the CCMI Funds' administrator and transfer agent. Unified Financial Securities, Inc. serves as the CCMI Funds' principal underwriter.


     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the CCMI Funds should know before voting on the Reorganization and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated February 14, 2005 relating to this Proxy Statement/Prospectus and including certain financial information about the CCMI Funds and the STI Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by calling toll-free 1-800-386-3111.


     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the CCMI Funds, see the prospectuses for the CCMI Funds, dated January 6, 2005, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Statements of Additional Information for the CCMI Funds dated January 6, 2005, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses and Statements of Additional Information for the CCMI Funds are available upon request and without charge by calling 1-800-386-3111.


     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Funds, see the registration statement for the STI Trust or the prospectuses for the STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund, each dated October 1, 2004, and the registration statement or prospectus for the STI Classic North
Carolina Tax-Exempt Bond Fund dated February   , 2005, each of which have been
filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses for the STI Funds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund dated October 1, 2004, and the STI Classic North Carolina Tax-Exempt Bond Fund
dated February   , 2005, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-428-6970. The prospectus and Statement of Additional Information for the STI Classic North Carolina Tax-Exempt Bond Fund are not yet effective and subject to completion.



     The Annual Report for the CCMI Funds for the year ended May 31, 2004 can be obtained without charge by call 1-800-386-3111. The Annual Report for the STI Funds for the year ended May 31, 2004 can be obtained without charge on the STI Trust's website at www.sticlassicfunds.com or by calling the STI Trust at 1-800-428-6970. The Annual Reports for both the CCMI Funds and the STI Funds also are available on the SEC's website at www.sec.gov.



     This Proxy Statement/Prospectus constitutes the proxy statement of CCMI Funds for the Special Meeting and is expected to be sent to shareholders on or about February 16, 2005.


  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SYNOPSIS....................................................    1
  The Reorganization........................................    1
  The Funds.................................................    1
  Fees and Expenses.........................................    2
  Investment Objectives.....................................    7
  Investment Limitations....................................    9
  The Funds' Purchase, Exchange and Redemption Procedures...   14
PRINCIPAL RISKS.............................................   17
INFORMATION RELATING TO THE REORGANIZATION..................   21
  Description of the Reorganization.........................   21
  Costs of Reorganization...................................   21
  Federal Income Taxes......................................   21
  Capitalization............................................   22
REASONS FOR THE REORGANIZATION..............................   22
SHAREHOLDER RIGHTS..........................................   23
INFORMATION ABOUT THE STI FUNDS AND THE CCMI FUNDS..........   26
VOTING MATTERS..............................................   27
OTHER BUSINESS..............................................   30
SHAREHOLDER INQUIRIES.......................................   30
EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION...  A-1
EXHIBIT B -- MANAGEMENT DISCUSSION OF FUND PERFORMANCE......  B-1

                                    SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each CCMI Fund with those of its corresponding STI Fund. This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     BACKGROUND. Pursuant to the Reorganization Agreement (attached hereto as Exhibit A), each of the CCMI Funds will transfer all of its assets and liabilities to its corresponding STI Fund in exchange solely for shares of that STI Fund. Each of the CCMI Funds will distribute the STI Fund shares that it receives to its shareholders in complete liquidation. Each of the CCMI Funds will thereafter be terminated under state law. The result of the Reorganization is that shareholders of each CCMI Fund will become shareholders of the corresponding STI Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

     The Board of Trustees of the CCMI Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the CCMI Funds and their shareholders, and that the interests of existing shareholders in the CCMI Funds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees of the CCMI Trust recommends that you vote FOR approval of the Reorganization.

     TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the CCMI Funds will not recognize gain or loss in the transaction. Nevertheless, the sale of securities by the CCMI Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the participating STI Funds and the corresponding CCMI Funds are generally similar, there are certain differences. Therefore, an investment in an STI Fund may involve investment risks that are, in some respects, different from those of its corresponding CCMI Fund. For a more complete discussion of the risks associated with the respective Funds, see "Principal Risks" below.

THE FUNDS


     BUSINESS OF THE FUNDS. The CCMI Trust is an open-end management investment company organized as a Massachusetts business trust on December 11, 1991 which offers redeemable shares in different series of investment portfolios. The CCMI Trust currently offers one class of shares. The STI Trust is an open-end management investment company organized as a Massachusetts business trust on January 15, 1992, which offers multiple classes of redeemable shares in different series of investment portfolios. Initially, the participating STI Funds will offer only one class of shares, T Shares, to existing CCMI Fund shareholders as part of the Reorganization. Following the Reorganization, former CCMI Fund shareholders who would not otherwise be eligible to purchase T Shares (which are generally available only to financial institutions or intermediaries) will not be able to purchase additional T Shares. Rather, shareholders ineligible to purchase ADDITIONAL T Shares must purchase retail class shares of the STI Funds. A Shares and L Shares, each a retail class, of each participating STI Fund will be available for purchase by such shareholders on the Effective Date (as defined in the section of this Proxy/Prospectus entitled "Information Relating to the Reorganization"). Please consult an STI Funds' prospectus for more information regarding A Shares or L Shares. Copies are available upon request and without charge by calling 1-800-428-6970.

FEES AND EXPENSES


     Under the Reorganization Agreement, each CCMI Fund will transfer all of its assets and liabilities to a corresponding STI Fund. The following comparative fee tables show the current fees and expenses for each of the CCMI Funds. Because the STI Classic North Carolina Tax-Exempt Bond Fund was not operational as of the date of this Prospectus/Proxy statement, the fees shown for that STI Fund are pro forma fees and expenses you would pay if the Reorganization is approved. The tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.


             CCMI EQUITY FUND -- STI CLASSIC GROWTH AND INCOME FUND

                         COMPARISON OF SHAREHOLDER FEES


                                      MAXIMUM SALES
                                      CHARGE (LOAD)       MAXIMUM DEFERRED
                                   IMPOSED ON PURCHASE   SALES CHARGE (LOAD)     REDEMPTION FEE
                                   (AS A PERCENTAGE OF   (AS A PERCENTAGE OF   (AS A PERCENTAGE OF
FUND                                 OFFERING PRICE)      NET ASSET VALUE)      NET ASSET VALUE)*
----                               -------------------   -------------------   -------------------
CCMI EQUITY FUND.................         None                  None                  None
STI CLASSIC GROWTH AND INCOME
  FUND (T Shares)**..............         None                  None                  2.00%


---------------

 * This redemption fee may be imposed if the shareholder redeems or exchanges his or her shares within ninety days of purchase. See "Market Timing Policy". For this purpose, receipt of shares pursuant to the Reorganization will be treated as a purchase.


** The pro-forma information will be identical to that of the STI Classic Growth and Income Fund (T Shares).


                    COMPARISON OF ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                  INVESTMENT        DISTRIBUTION                    TOTAL OPERATING
FUND                             ADVISORY FEES      (12B-1) FEES   OTHER EXPENSES      EXPENSES
----                             -------------      ------------   --------------   ---------------
CCMI EQUITY FUND............         0.85%              0.25%           0.31%          1.41%*
STI CLASSIC GROWTH AND
  INCOME FUND (T
  Shares)***................         0.90%              None            0.06%         0.96%**


---------------

  * Although not contractually obligated to do so, Trusco has agreed to waive a portion of its management fee and/or reimburse expenses of the CCMI Equity Fund in an amount not to exceed 0.28%. Assuming Total Operating Expenses are 1.41%, Net Total Operating Expenses after management fee waivers and expense reimbursements would be 1.13%. Trusco does not expect to waive fees or reimburse expenses in excess of 0.28%. Trusco can terminate this anticipated voluntary waiver/reimbursement if the Reorganization does not occur. Trusco has not agreed to cap expenses at a specified level.

 ** Trusco has contractually agreed to waive a portion of its management fee and/or reimburse expenses of the STI Classic Growth and Income Fund (T Shares) to the extent Total Operating Expenses exceed 0.96% for two years following the date of the Reorganization.


*** The pro-forma information will be identical to that of the STI Classic
    Growth and Income Fund (T Shares).


     EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


FUND                                                 1 YEAR*   3 YEARS   5 YEARS   10 YEARS
----                                                 -------   -------   -------   --------
CCMI EQUITY FUND...................................   $144      $446      $771      $1,691
STI CLASSIC GROWTH AND INCOME FUND (T Shares)**....   $ 98      $306      $531      $1,178


---------------


 * As discussed in the fee table above, although not contractually obligated to do so, Trusco has agreed to waive a portion of its management fee and/or reimburse expenses of the CCMI Equity Fund. The table above does not reflect the cost of investing in the CCMI Equity Fund after such waiver. If it did, the cost of investing in the CCMI Equity Fund would be $115, $359, $622 and $ 1,375 respectively.



** The pro-forma information will be identical to that of the STI Classic Growth and Income Fund (T Shares).


The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

            CCMI BOND FUND -- STI CLASSIC INVESTMENT GRADE BOND FUND

                         COMPARISON OF SHAREHOLDER FEES


                                      MAXIMUM SALES
                                      CHARGE (LOAD)       MAXIMUM DEFERRED
                                   IMPOSED ON PURCHASE   SALES CHARGE (LOAD)     REDEMPTION FEE
                                   (AS A PERCENTAGE OF   (AS A PERCENTAGE OF   (AS A PERCENTAGE OF
FUND                                 OFFERING PRICE)      NET ASSET VALUE)      NET ASSET VALUE)*
----                               -------------------   -------------------   -------------------
CCMI BOND FUND...................         None                  None                  None
STI CLASSIC INVESTMENT GRADE BOND
  FUND (T Shares)**..............         None                  None                  2.00%


---------------

 * This redemption fee may be imposed if the shareholder redeems or exchanges his or her shares within ninety days of purchase. See "Market Timing Policy". For this purpose, receipt of shares pursuant to the Reorganization will be treated as a purchase.


** The pro-forma information will be identical to that of the STI Classic
   Investment Grade Bond Fund (T Shares).


                    COMPARISON OF ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                  INVESTMENT      DISTRIBUTION                     TOTAL OPERATING
FUND                             ADVISORY FEES    (12B-1) FEES    OTHER EXPENSES      EXPENSES
----                             -------------   --------------   --------------   ---------------
CCMI BOND FUND................        0.60%           0.25%            0.19%           1.04%*
STI CLASSIC INVESTMENT GRADE
  BOND FUND (T Shares)***.....        0.74%           None             0.06%          0.80%**


---------------

   * Although not contractually obligated to do so, Trusco has agreed to waive a portion of its management fee and/or reimburse expenses of the CCMI Bond Fund in an amount not to exceed 0.22%. Assuming Total Operating Expenses are 1.04%, Net Total Operating Expenses after management fee waivers and expense reimbursements would be 0.82%. Trusco does not expect to waive fees or reimburse expenses in excess of 0.22%. Trusco can terminate this anticipated voluntary waiver/reimbursement if the Reorganization does not occur. Trusco has not agreed to cap expenses at a specified level.

  ** Trusco has contractually agreed to waive a portion of its management fee and/or reimburse expenses of the STI Classic Investment Grade Bond Fund (T Shares) to the extent Total Operating Expenses exceed 0.80% for two years following the date of the Reorganization.

*** The pro-forma information will be identical to that of the STI Classic
    Investment Grade Bond Fund (T Shares).


     EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


FUND                                                 1 YEAR*   3 YEARS   5 YEARS   10 YEARS
----                                                 -------   -------   -------   --------
CCMI BOND FUND.....................................   $106      $331      $574      $1,271
STI CLASSIC INVESTMENT GRADE BOND FUND (T
  Shares)**........................................   $ 82      $255      $444      $  990


---------------


 * As discussed in the fee table above, although not contractually obligated to do so, Trusco has agreed to waive a portion of its management fee and/or reimburse expenses of the CCMI Bond Fund. The table above does not reflect the cost of investing in the CCMI Bond Fund after such waiver. If it did, the cost of investing in the CCMI Bond Fund would be $84, $262, $455 and $1,014 respectively.



** The pro-forma information will be identical to that of the STI Classic
   Investment Grade Bond Fund (T Shares).


The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

                  CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND --
                STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND

                         COMPARISON OF SHAREHOLDER FEES


                                                      MAXIMUM SALES
                                                      CHARGE (LOAD)       MAXIMUM DEFERRED
                                                   IMPOSED ON PURCHASE   SALES CHARGE (LOAD)
                                                   (AS A PERCENTAGE OF   (AS A PERCENTAGE OF
FUND                                                 OFFERING PRICE)      NET ASSET VALUE)
----                                               -------------------   -------------------
CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND.........         None                  None
STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND
  (T Shares)*....................................         None                  None


---------------


 * The pro forma information will be identical to that of the STI Classic North Carolina Tax-Exempt Bond Fund.


                    COMPARISON OF ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                   INVESTMENT     DISTRIBUTION                    TOTAL OPERATING
FUND                              ADVISORY FEES   (12B-1) FEES   OTHER EXPENSES      EXPENSES
----                              -------------   ------------   --------------   ---------------
CCMI TAX-EXEMPT NORTH CAROLINA
  BOND FUND.....................       040%           None            0.39%*           0.79%**
STI CLASSIC NORTH CAROLINA TAX-
  EXEMPT BOND FUND (T
  Shares)****...................      0.65%           None            0.06%*           0.71%***


---------------

   * Other Expenses are estimated.

  **Although not contractually obligated to do so, Trusco has agreed to waive a portion of its management fee and/or reimburse expenses of the CCMI Tax-Exempt North Carolina Bond Fund in an amount not to exceed 0.04%. Assuming Total Operating Expenses are 0.79%, Net Total Operating Expenses after management fee waivers and expense reimbursements would be 0.75%. Trusco does not expect to waive fees or reimburse expenses in excess of 0.04%. Trusco can terminate this anticipated voluntary waiver/reimbursement if the Reorganization does not occur. Trusco has not agreed to cap expenses at a specified level.

 *** Trusco has contractually agreed to waive a portion of its management fee and/or reimburse expenses of the STI Classic North Carolina Tax-Exempt Bond Fund to the extent Total Operating Expenses exceed 0.71% for two years following the date of the Reorganization.


**** The pro forma information will be identical to that of the STI Classic
     North Carolina Tax-Exempt Bond Fund.


     EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


FUND                                                          1 YEAR   3 YEARS
----                                                          ------   -------
CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND....................   $81      $252
STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND (T
  SHARES)**.................................................   $73      $227


---------------


 * As discussed in the fee table above, although not contractually obligated to do so, Trusco has agreed to waive a portion of its management fee and/or reimburse expenses. The table above does not reflect the cost of investing in the CCMI Tax-Exempt North Carolina Bond Fund after such waiver. If it did, the cost of investing in the CCMI Tax-Exempt North Carolina Bond Fund would be $77 and $240, respectively.



** The pro forma information will be identical to that of the STI Classic North
   Carolina Tax-Exempt Bond Fund.


The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     INVESTMENT ADVISER. Trusco is a direct wholly-owned subsidiary of SunTrust and the investment adviser to the Funds. Trusco is registered as an investment adviser under the Advisers Act. As of September 30, 2004, Trusco, located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, had approximately $73.5 billion of assets under management.

     The following portfolio managers are currently responsible for the day-to-day management of the CCMI Funds and, if approved, will continue to manage the respective STI Fund after the Reorganization:

CCMI Equity Fund and STI Classic Growth and Income Fund

    Mr. Jeffrey E. Markunas, CFA

    Mr. Markunas has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. He has more than 20 years of investment experience.

CCMI Bond Fund and STI Classic Investment Grade Bond Fund

    Mr. John Talty, CFA

    Mr. Talty has served as Executive Vice President since joining Trusco in May 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 23 years of investment experience.


    Mr. Perry Troisi



    Mr. Troisi has served as Managing Director since joining Trusco in May 2004. Mr. Troisi has not co-managed the CCMI Bond Fund, but he has co-managed the STI Classic Investment Grade Bond Fund since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group from February 1996 to July 1999. He has more than 18 years of investment experience.


CCMI Tax-Exempt North Caroline Bond Fund and STI Classic North Carolina Tax-Exempt Bond Fund

    Mr. Chris Carter, CFA

    Mr. Carter has served has served as Vice President since joining Trusco in July 2003. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Asset Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. Prior to joining Wachovia Asset Management, Mr. Carter served as an Assistant Portfolio Manager and Trader for Wachovia Bank, N.A. from October 1994 to September 1998. He has more than 13 years of investment experience.

     INVESTMENT ADVISORY FEES. The following table compares management fees paid to Trusco for each CCMI Fund and to Trusco for each corresponding STI Fund. The table shows advisory fees before any waivers or reimbursements ("Contractual") and advisory fees after any waivers or reimbursements ("Net of Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

CCMI FUNDS                                FEE*                  STI FUNDS                  FEE**
----------                                -----                 ---------                  -----
CCMI Bond Fund                                    STI Classic Investment Grade Bond Fund
  Contractual...........................  0.60%     Contractual                            0.74%
  Net of Waivers........................  0.38%     Net of Waivers                         0.74%
CCMI Equity Fund                                  STI Classic Growth and Income Fund
  Contractual...........................  0.85%     Contractual                            0.90%
  Net of Waivers........................  0.57%     Net of Waivers                         0.90%
CCMI Tax-Exempt North Carolina Bond Fund          STI Classic North Carolina Tax-Exempt
                                                  Bond Fund
  Contractual...........................  0.40%     Contractual                            0.65%
  Net of Waivers........................  0.36%     Net of Waivers ***                     0.65%

---------------


  * Net of Waiver fees as of May 31, 2004. These advisory fees were paid to Commerce Capital Management, Inc., an affiliate of Trusco and the former investment adviser for the CCMI Funds.


 ** Net of Waiver fees as of May 31, 2004.


*** Because the STI Classic North Carolina Tax-Exempt Bond Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Net of Waiver fees are based on the assumption that no fee waiver will be necessary.


     SALES CHARGES. Neither the CCMI Funds nor the participating class of STI Funds are subject to a front-end sales charge or a contingent deferred sales charge. The STI Funds, however, may be subject to a redemption fee. Receipt of shares pursuant to the Reorganization will be treated as a purchase. For additional information regarding the redemption fee, please see The Funds' Purchase, Redemption and Exchange Procedures -- Redemption Procedures and Market Timing Policy in this Proxy Statement/Prospectus.


     INVESTMENT PERFORMANCE AND FINANCIAL HIGHLIGHTS. A bar chart showing each Fund's annual total returns for each of the last 10 calendar years (or the life of the Fund if less than 10 years) and a chart showing each Fund's average annual total return before and after taxes, are incorporated by reference to the prospectuses for the STI Funds and the CCMI Funds. Likewise, financial highlights for the Funds for the last five years are incorporated by reference to the Funds' prospectuses. The prospectuses for the STI Funds accompany this Proxy Statement/Prospectus and the prospectuses for the CCMI Funds are available upon request.


INVESTMENT OBJECTIVES

     This section will help you compare the investment objectives and principal investment strategies of each CCMI Fund with its corresponding STI Fund. This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information may be found in the CCMI Funds' and STI Funds' prospectuses.

            CCMI EQUITY FUND AND STI CLASSIC GROWTH AND INCOME FUND


     The CCMI EQUITY FUND seeks high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund pursues its objective by investing primarily in a broad, diversified range of common stocks of companies deemed to have above average earnings growth prospects and whose shares are available at reasonable prices. The Fund, under normal circumstances, invests at least 80% of its assets in equity securities.


     The Fund invests primarily in a broad, diversified range of common stocks which, in the portfolio manager's opinion, are trading at a reasonable valuation in relation to their history, to the market and to their expected future price. Companies with similar characteristics may be grouped together in broad categories called sectors. Although the portfolio manager may allocate relatively more of the Fund's portfolio securities to a particular industry sector, the portfolio manager diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors.

     The portfolio manager performs a traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the portfolio manager focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position and management expertise. Further, the portfolio manager considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the portfolio manager looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies. Finally, the Fund uses a "blended" style of investing, utilizing a combination of both growth and value stocks.


     The STI CLASSIC GROWTH AND INCOME FUND seeks to provide long-term capital appreciation and current income. The Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts (ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


DIFFERENCES: The Funds have substantially similar investment objectives, but different principal investment strategies. The CCMI Equity Fund utilizes a blended style of investing, using a combination of growth and value stocks with an emphasis on companies with above average growth. The STI Classic Growth and Income Fund, on the other hand, uses a relative value approach, with primary emphasis on discounted valuation of a stock versus its sector. In addition, the CCMI Equity Fund permits up to 20% of its assets to be invested in non-equity and temporary investments, while the STI Classic Growth and Income Fund is managed as an all-equity portfolio with minimal temporary investments.

           CCMI BOND FUND AND STI CLASSIC INVESTMENT GRADE BOND FUND

     The CCMI BOND FUND seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests at least 80% of its assets in fixed income securities. The Fund invests primarily in a diversified portfolio of fixed income securities consisting primarily of U.S. government securities, corporate obligations rated BBB or higher by a national rating agency, and mortgage backed securities. The portfolio manager allocates the Fund's portfolio among the various types of fixed income securities, and adjusts the maturity of the portfolio, by analyzing the expected relative value of the securities types invested in by the Fund, and the expected changes in interest rates. In selecting a corporate debt obligation, the portfolio manager analyzes the business, competitive position and financial condition of the issuer to assess whether the security's potential return outweighs its risk.

     The portfolio manager may lengthen or shorten the duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Generally, the portfolio manager will maintain a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

     The STI CLASSIC INVESTMENT GRADE BOND FUND seeks high total return through current income and capital appreciation, while preserving the principal amount invested. Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The portfolio manager focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the portfolio manager tries to minimize risk while attempting to outperform selected market indices. Currently, the portfolio manager's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The portfolio manager seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The portfolio manager allocates the Fund's investments among various market sectors based on the portfolio manager's analysis of historical data, yield information and credit ratings. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


DIFFERENCES: The Funds have substantially similar investment objectives and principal investment strategies. The primary difference between the Funds is that the CCMI Bond Fund is permitted to invest in a wider variety of securities and other investments than is the STI Classic Investment Grade Bond Fund, including swaps, options and preferred stock.


                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                                      AND
                STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND


     The CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND seeks to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of North Carolina. The Fund invests primarily in a diversified portfolio of investment grade municipal bonds. These bonds will generally be intermediate-term securities, meaning that the bond's maturity is not more than 15 years. Under normal circumstances, the Fund will invest at least 80% of the Fund's assets in securities that are exempt from federal regular income tax and personal income taxes imposed by the state of North Carolina.

     In selecting investments, the portfolio manager performs a credit analysis prior to investing in bonds by analyzing, among other things, the financial condition of the issuer (and the guarantor, if any) and political changes that may affect credit. The portfolio manager monitors the credit quality of all securities held in the Fund's portfolio by reviewing, among other things, the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs), and by analyzing financial data related to the issuer. The portfolio manager allocates the Fund's portfolio among various bonds and fixed-income securities, and adjusts the maturity of the portfolio by analyzing the expected relative value of the securities and the expected changes in interest rates. The portfolio manager may lengthen or shorten the duration of the portfolio from time to time based on the outlook for interest rates, but the Fund has no set duration parameters. The portfolio generally will maintain a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.


     The STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND seeks current income exempt from federal and state income taxes for North Carolina residents without undue risk. The Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the portfolio manager tries to limit risk as much as possible. Based on the portfolio manager's analysis of municipalities, credit risk, market trends and investment cycles, the portfolio manager attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The portfolio manager tries to diversify the Fund's holdings within North Carolina. The portfolio manager also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The portfolio manager anticipates that the Fund's average weighted maturity will range from six to 25 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.



DIFFERENCES: The Funds have substantially similar investment objectives, but different principal investment strategies. While it currently does not do so, the CCMI Tax-Exempt North Carolina Bond Fund may invest up to 20% of its assets in securities rated below investment grade (i.e., securities rated BBB/Baa or below). In contrast, at least 75% of the STI Classic North Carolina Tax-Exempt Bond Fund's assets will be invested in securities rated A or better and no more than 25% invested in securities rated BBB. In addition, no more than 20% of the STI Classic North Carolina Tax-Exempt Bond Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. The CCMI Tax-Exempt North Carolina Bond Fund has no such limitation. Finally, the STI Classic North Carolina Tax-Exempt Bond Fund anticipates maintaining an average weighted maturity of between six to 25 years, while the CCMI Tax-Exempt North Carolina Bond Fund will hold securities generally maturing in not more than 15 years.


INVESTMENT LIMITATIONS

Certain of the CCMI Funds' fundamental and non-fundamental investment policies differ from those of their corresponding STI Funds. This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the CCMI Funds to those of their corresponding STI Funds.

                              FUNDAMENTAL POLICIES

     Listed below are the investment limitations adopted by each of the Funds. The investment limitations are substantially similar, expect as noted. The investment limitations listed in this section are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

1.  DIVERSIFICATION


STI Funds: With respect to 75% of each Fund's total assets (50% in the case of STI North Carolina Tax-Exempt Bond Fund), the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.


CCMI Funds: With respect to securities comprising 75% of the value of their total assets (50% with respect to the CCMI Tax-Exempt North Carolina Bond Fund), the Funds will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

2.  BORROWING MONEY


STI Funds: Each Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.


CCMI Funds: The CCMI Equity Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff exemption.


3.  UNDERWRITING

STI Funds: The Funds may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

CCMI Funds: The CCMI Equity Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.  ISSUING SENIOR SECURITIES

STI Funds: The Funds will not issue senior securities (as defined in the 1940
Act), except as permitted by rule, regulation or order of the SEC.

CCMI Funds: The CCMI Equity Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff exemption.


5.  CONCENTRATION


STI Funds: The Funds may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.



CCMI Funds: The Funds will not invest 25% or more of the value of their total assets in any one industry. However, the Funds may invest 25% or more of the value of their assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


6.  INVESTING IN REAL ESTATE

STI Funds: The Funds may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

CCMI Funds: The CCMI Equity Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The CCMI Bond Fund and CCMI Tax-Exempt North Carolina Bond Fund will not purchase real estate, provided that this restriction does not prevent either Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. Either Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7.  INVESTING IN COMMODITIES

STI Funds: The Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

CCMI Funds: The CCMI Equity Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.

The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

8.  MAKING LOANS

STI Funds: The Funds will not make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

CCMI Funds: The CCMI Equity Fund may not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may not make loans, provided that this does not prevent either Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

9.  SELLING SHORT AND BUYING ON MARGIN.

CCMI Equity Fund: The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

STI Classic Growth and Income Fund: The Fund has not adopted a similar policy.

10.  PLEDGING ASSETS.

CCMI Equity Fund: The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.

STI Classic Growth and Income Fund: The Fund has not adopted a similar policy.

11.  INVESTING IN TAX-EXEMPT NORTH CAROLINA SECURITIES.

CCMI Tax-Exempt North Carolina Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in securities that are exempt from federal regular income tax and personal income taxes imposed by the state of North Carolina.

STI Classic North Carolina Tax-Exempt Bond Fund: The Fund, has adopted a similar non-fundamental policy, which is discussed in the section entitled Non-Fundamental Policies.

                            NON-FUNDAMENTAL POLICIES

     The following investment policies are non-fundamental policies of the Funds. Non-fundamental policies of a Fund may be changed at any time by the Fund's Board of Trustees: Shareholders are notified before any material change in these limitations becomes effective.

1.  CHANGE IN INVESTMENT POLICIES


STI Funds: Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.



CCMI Funds: The CCMI Equity Fund and the CCMI Bond Fund each will notify shareholders in advance of any change in its investment policy that would enable the Fund to invest less than 80% of its assets in equity and income investments, respectively.


2.  INVESTMENT IN ILLIQUID SECURITIES

STI Funds: No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

CCMI Funds: The CCMI Equity Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain securities not determined by the Trustees to be liquid.

The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund each will not invest more than 15% of its net assets in securities that are illiquid, including repurchase agreements providing for settlement in more than seven days notice.

3.  PURCHASING SECURITIES TO EXERCISE CONTROL

CCMI Equity Fund: The Fund will not purchase securities of a company for purpose of exercising control or management.

STI Classic Growth and Income Fund: The Fund has not adopted a similar non-fundamental policy.

4.  WRITING COVERED CALL OPTIONS

CCMI Equity Fund: The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

STI Classic Growth and Income Fund: The Fund has not adopted a similar non-fundamental policy.

5.  BORROWING MONEY AND PLEDGING SECURITIES

CCMI Equity Fund: The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

STI Classic Growth and Income Fund: The Fund has not adopted a similar non-fundamental policy.

6.  PURCHASES ON MARGIN

CCMI Funds: The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund each will not purchase securities on margin, provided that either Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that either Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.

STI Funds: The STI Classic Investment Grade Bond Fund and the STI Classic North Carolina Tax-Exempt Bond Fund have not adopted a similar non-fundamental policy.

7.  PLEDGING ASSETS

CCMI Funds: The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund each will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

STI Funds: The STI Classic Investment Grade Bond Fund and the STI Classic North Carolina Tax-Exempt Bond Fund have not adopted a non-fundamental similar policy.

8.  INVESTING IN RESTRICTED SECURITIES

CCMI Funds: The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may invest in restricted securities. Restricted securities are any securities in which the Funds may invest pursuant to their investment objective and policies but which cannot be resold publicly until they are registered under the Securities Act of 1933. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

STI Funds: The STI Classic Investment Grade Bond Fund and the STI Classic North Carolina Tax-Exempt Bond Fund have not adopted a similar non-fundamental policy.

9.  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

CCMI Funds: The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund each may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

STI Funds: The STI Classic Investment Grade Bond Fund and the STI Classic North Carolina Tax-Exempt Bond Fund have not adopted a similar non-fundamental policy.

     With the exception of the limitations on liquidity standards, the foregoing percentages will apply to the STI Funds at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security. With respect to the CCMI Funds, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction, except with respect to borrowing money.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

SHARE CLASSES.


     STI Funds. At the time of the Reorganization, shareholders of each CCMI Fund will receive T Shares of the corresponding STI Fund. T Shares are offered primarily to various institutional investors, including subsidiaries of SunTrust, for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge or distribution fee (i.e., 12b-1 fee), although institutions may charge their customers for services provided in connection with the purchase of shares. T Shares will be held of record by (in the name of) the shareholder's financial institution. There is no minimum initial purchase requirement for T Shares. Former CCMI Fund shareholders who would not otherwise be eligible to purchase T Shares will receive T Shares as a result of the Reorganization, but will not be able to purchase ADDITIONAL T Shares. Rather, shareholders ineligible to purchase additional T Shares will only be able to purchase retail class shares of the STI Funds. A Shares and L Shares, each a retail class, of each participating STI Fund will be available for purchase by such shareholders on the Effective Date. A Shares require a minimum investment of $2,000 and L Shares require a minimum investment of $5,000 ($2,000 for IRA accounts). Subsequent investments for A and L Shares of any Fund must be in amounts of at least $1,000 (or, if payment is made by statement coupon, $100). A Shares are subject to a maximum front-end sales charge of 3.75%. L Shares are not subject to a front-end sales charge, but shares redeemed within one year of purchase will be assessed a contingent deferred sales charge of 2.00% of the lesser of
(i) the net asset value of the shares at the time of purchase and (ii) the net asset value of shares next calculated after receipt of the redemption request.



     CCMI Funds. Each of the CCMI Funds offers one class of shares. Shares may be purchased directly from the CCMI Funds or through an investment professional or financial institution. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. The CCMI Equity Fund and the CCMI Bond Fund have adopted and implemented shareholder servicing plans under Rule 12b-1. Under the plans, the Fund assess a shareholder servicing fee of

0.25%. The minimum initial investment in each Fund is $1,000. Subsequent investments for all Funds must be in amounts of at least $100

PURCHASE PROCEDURES.

     STI Funds. The net asset value ("NAV") of the STI Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., EST). If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time. The NAV per share is calculated by dividing the total market value of each STI Fund's investments and other assets, less any liabilities, by the total outstanding shares of that STI Fund. In calculating NAV, an STI Fund generally values its investment portfolio at market price. If market prices are unavailable or Trusco determines in good faith that the market price is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


     The STI Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. Information about the STI Fund's right to suspend redemptions is discussed in more detail is in the STI Funds' Statements of Additional Information, which are incorporated herein by reference.



     CCMI Funds. As with the STI Funds, the NAV of the CCMI Funds is calculated once each Business Day, at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., EST). If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Funds will calculate NAV as of the earlier closing time. The NAV per share is calculated by dividing the total market value of each CCMI Fund's investments and other assets, less any liabilities, by the total outstanding shares of that CCMI Fund. Each Fund's assets are generally valued at their market value. If market prices are not available or do not reflect fair value, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value according to procedures approved by the Funds' Board of Trustees. For example, arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before a Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


EXCHANGE PRIVILEGES.

     STI Funds. Because T Shares of the STI Funds do not have a sales charge, there is no need for, nor do they have, an exchange privilege.


     CCMI Funds. Like the STI Funds, the CCMI Funds do not have a sales charge. However, shares of a CCMI Fund may be exchanged for shares of another CCMI Fund at the NAV next determined after the CCMI Funds receive the exchange request in proper form. In order to exchange shares, you must meet any minimum initial investment requirements. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The CCMI Funds may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


REDEMPTION PROCEDURES.

     STI Funds. Holders of T Shares may redeem their shares on any business day by contacting SunTrust or the shareholder's financial institution and by following the procedures established when they opened their account or accounts with the STI Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the STI Funds receive your request. The STI Trust reserves the right to impose a redemption fee of up to 2.00% on shares of the STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund redeemed within ninety days of purchase. The redemption fee is payable directly to the applicable Fund. See "Market Timing Policy". Receipt of shares pursuant to the Reorganization will be treated as a purchase subject to the redemption fee.

     CCMI Funds. Each CCMI Fund redeems shares at the NAV next determined after the CCMI Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail directly from the Funds. Redemption requests must be received by the Funds by 4:00 p.m. (EST) in order for shares to be redeemed at that day's NAV.

MARKET TIMING POLICY.

     STI Funds. The STI Funds are intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

     The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or two (2) "round trips" within any continuous 90 day period.

      If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

     - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

     - Market timers who redeem or exchange their shares out of the STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund may be charged a redemption fee of up to 2.00% of redemption proceeds, which will automatically be paid to the Fund.


     The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of a Fund's long-term shareholders.



     Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.


     CCMI Funds. The CCMI Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy which permits the Funds or their transfer agent to restrict or reject any purchase order with respect to one investor, a related group of investors or their agent(s), where a Fund or its transfer agent detects a pattern of purchases and sales of the Fund that indicates market timing or trading that they determine is abusive.

REDEMPTIONS IN KIND.


     STI Funds. The STI Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the unlikely event that shares were ever redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale, as with any redemption.



     CCMI Funds. Although the CCMI Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities. Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless CCMI Funds' Board of Trustees determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board of Trustees deems to be fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


DIVIDEND POLICIES.

     STI Funds. Each STI Fund declares dividends daily and pays these dividends monthly. Each STI Fund makes distributions of its net realized gains, if any, at least annually. Shareholders as of a Fund's record date are entitled to receive the distribution. Shareholders will receive dividends and distributions in the form of additional STI Fund shares unless they elect to receive payment in cash. To elect cash payment, shareholders must notify the STI Fund in writing prior to the date of the distribution. A shareholder's election will be effective for dividends and distributions paid after the STI Funds receive the written notice. To cancel an election, simply send the STI Funds a written notice of cancellation.

     CCMI Funds. The CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund declare and pay any dividends to shareholders monthly. The CCMI Equity Fund declares and pays any dividends to shareholders quarterly. In addition, the CCMI Funds pay any capital gains at least annually. Shareholders as of a Fund's record date are entitled to receive the distribution. Dividends and capital gains distributions are automatically reinvested in additional shares, unless the shareholder elects cash payments.

                                PRINCIPAL RISKS

CCMI EQUITY FUND AND STI CLASSIC GROWTH AND INCOME FUND

     The CCMI EQUITY FUND invests at least 80% of its assets in equity securities. Through its investments, the Fund is subject to stock market risk, which is the risk that the value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the CCMI Equity Fund's share price may decline. The portfolio manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stocks.

     The CCMI Equity Fund also is subject to growth risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The CCMI Equity Fund also invests in value stocks. As a result, the Fund is subject to the risk that, due to their relatively low valuations, value stocks may lag behind growth stocks in an up market because of their typically lower volatility than growth stocks. Finally, the CCMI Equity Fund is exposed to sector risk. Companies with similar characteristics may be grouped together in broad categories called sectors. If the Fund invests more heavily in a particular sector, there is the risk that the sector may underperform other sectors or the market as a whole, causing the CCMI Equity Fund's performance to be more susceptible to any economic, business or other developments that generally affect that sector.

     Investing in the STI CLASSIC GROWTH AND INCOME FUND has all of the principal risks of investing in the CCMI Equity Fund, as well as certain additional principal risks. The STI Classic Growth and Income Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks. The STI Classic Growth and Income Fund, therefore, is subject to risks associated with investing in derivatives (which include those risks associated with hedging and leveraging activities), such as the risk in predicting movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; the possibility of imperfect or no correlation between the changes in the market value of the securities held by the fund and the prices of derivatives; the risk that the fund will experience losses over certain ranges in the market that exceed losses experienced by funds that do not use derivatives; the restrictions on trading derivatives due to lack of liquidity in the secondary market or restrictions by government regulation or imposed by an exchange; and the risk that the other party to an agreement (e.g., options or swaps) may default. The CCMI Equity Fund may use derivative instruments, but does not do so as part of its principal investment strategy.

     The STI Classic Growth and Income Fund is also subject to the risk of investing in exchange traded funds ("ETFs"). Because the Fund may purchase shares of ETFs to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lastly, because the STI Classic Growth and Income Fund invests in ADRs of foreign companies, the Fund is subject to the additional risks of investing in foreign countries, since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

           CCMI BOND FUND AND STI CLASSIC INVESTMENT GRADE BOND FUND

     The CCMI BOND FUND invests in a diversified portfolio of investment grade fixed income securities. Through its investments, the CCMI Bond Fund is subject to interest rate risk and credit risk. Interest rate risk is the risk that prices of fixed income securities, particularly those with longer durations, will fall when interest rates rise. Credit risk is the possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, thereby causing the Fund to lose money. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the CCMI Bond Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

     Because the CCMI Bond Fund invests in mortgage backed securities and collateralized mortgage obligations, the Fund is subject to prepayment risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rate rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

     Finally, the CCMI Bond Fund invests in U.S. government securities. As a result, the Fund is subject to the risk that, because not all U.S. government securities are backed by the full faith and credit of the U.S. government, it is possible that the U.S. government would not provide financial support to its agencies if not required to do so by law. If a U.S. government agency in which the CCMI Bond Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

     Investing in the STI CLASSIC INVESTMENT GRADE BOND FUND has all of the principal risks of investing in the CCMI Bond Fund, as well as certain additional risks. The STI Classic Investment Grade Bond Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks. The STI Classic Investment Grade Bond Fund, therefore, is subject to risks associated with investing in derivatives (which include those risks associated with hedging and leveraging activities), such as the risk in predicting movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; the possibility of imperfect or no correlation between the changes in the market value of the securities held by the fund and the prices of derivatives; the risk that the fund will experience losses over certain ranges in the market that exceed losses experienced by funds that do not use derivatives; the restrictions on trading derivatives due to lack of liquidity in the secondary market or restrictions by government regulation or imposed by an exchange; and the risk that the other party to an agreement (e.g., options or swaps) may default. The CCMI Bond Fund may use derivative instruments, but does not do so as part of its principal investment strategy.


     The STI Classic Investment Grade Bond Fund is also subject to the risk of investing in ETFs. Because the Fund may purchase shares of ETFs to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                                      AND
                STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND

     The CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND invests primarily in intermediate-term, investment grade North Carolina tax-exempt securities. Through its investments, the CCMI Tax-Exempt North Carolina Bond Fund is subject to interest rate risk and credit risk. Interest rate risk is the risk that prices of fixed income securities, particularly those with longer durations, will fall when interest rates rise. Credit risk is the possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, thereby causing the Fund to lose money. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the CCMI Tax-Exempt North Carolina Bond Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. The Fund is also subject to call risk. Call risk is the possibility that an issuer may redeem a fixed income security (interest and principal) before maturity (a call) at a price below its current market price. North Carolina bonds are generally subject to call requirements. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the CCMI Tax-Exempt North Carolina Bond Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics. Also, because a substantial part of the Fund's portfolio may be comprised of securities issued by North Carolina issuers, the Fund is more susceptible to any economic, business, political or other developments that generally affect these entities. North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state. Since the CCMI Tax-Exempt North Carolina Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states.

     Additionally, the CCMI Tax-Exempt North Carolina Bond Fund is non-diversified, which increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund also is subject to tax risk, which is the risk that changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. Also, failure of the fund's securities to meet tax-exemption requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     The Fund may invest up to 20% of its assets (at the time of purchase) in securities rated below investment grade, also known as junk bonds, which generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. Investment in illiquid, unrated or below investment grade securities also creates additional risk, such as liquidity risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Finally, the CCMI Tax-Exempt North Carolina Bond may not be able to sell a security when it is most desirable to do so. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     The STI CLASSIC NORTH CAROLINA TAX-EXEMPT BOND FUND invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Investing in the STI Classic North Carolina Tax-Exempt Bond Fund has all of the principal risks of investing in the CCMI Tax-Exempt North Carolina Bond Fund, as well as certain additional risks. Unlike the CCMI Bond Fund, the STI Classic North Carolina Tax-Exempt Bond Fund invests in issuers of securities located in Puerto Rico and other U.S. territories and possessions, in addition to North Carolina issuers. The STI Classic North Carolina Tax-Exempt Bond Fund, therefore, is subject to risks associated with investing in derivatives (which include those risks associated with hedging and leveraging activities), such as the risk in predicting movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; the possibility of imperfect or no correlation between the changes in the market value of the securities held by the fund and the prices of derivatives; the risk that the fund will experience losses over certain ranges in the market that exceed losses experienced by funds that do not use derivatives; the restrictions on trading derivatives due to lack of liquidity in the secondary market or restrictions by government regulation or imposed by an exchange; and the risk that the other party to an agreement (e.g., options or swaps) may default. The CCMI Tax-Exempt North Carolina Bond Fund may use derivative instruments, but does not do so as part of its principal investment strategy.


     The STI Classic North Carolina Tax-Exempt Bond Fund is also subject to the risk of investing in ETFs. Because the Fund may purchase shares of ETFs to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.


     The Reorganization Agreement provides that all of the assets and liabilities of each CCMI Fund will be transferred to the corresponding STI Fund at the Effective Time of the Reorganization (i.e., 9:00 a.m., Eastern Standard Time on or about March 18, 2005). In exchange for the transfer of these assets, Trusco will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional T shares of each STI Fund to its corresponding CCMI Fund equal in value to the respective NAVs of that CCMI Fund immediately prior to the Effective Time of the Reorganization.



     Following the transfer of assets and liabilities in exchange for STI Fund shares, each CCMI Fund will distribute, in complete liquidation pro rata to its shareholders of record, all the shares of the corresponding STI Funds so received. Shareholders of each CCMI Fund owning shares at the Effective Time of the Reorganization will receive a number of T Shares of the corresponding STI Fund with the same aggregate value as the shareholder had in the CCMI Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the CCMI Funds' shareholders on the share records of the STI Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the STI Funds due to the shareholders of the corresponding CCMI Funds. The STI Funds do not issue share certificates to shareholders. Shares of the STI Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the CCMI Funds' shareholders. The CCMI Funds then will be terminated under state law.


     Following the Reorganization, former CCMI Fund shareholders who would not otherwise be eligible to purchase T Shares, which are generally available only to financial institutions or intermediaries, will be able to purchase only retail class shares.

     The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by CCMI Funds' shareholders; and (ii) the receipt by the CCMI Funds and the STI Funds of a tax opinion to the effect that the Reorganization will be tax-free to the CCMI Funds and the STI Funds and their shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Trustees of either Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of its shareholders.

     COSTS OF REORGANIZATION. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees; and (f) solicitation costs of the transaction. Trusco or an affiliate thereof will bear and pay all expenses of the Reorganization.

     FEDERAL INCOME TAXES. Each combination of a CCMI Fund into a corresponding STI Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the CCMI Funds nor their shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the STI Funds shares received will be the same as the basis of the CCMI Funds shares exchanged and the holding period of the STI Funds shares received will include the holding period of the CCMI Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trusts will receive an opinion from counsel to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Nevertheless, the sale of securities by the CCMI Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.


     CAPITALIZATION.  The following table sets forth as of November 30, 2004:
(i) the unaudited capitalization of each of the CCMI Funds; and (ii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on the Effective Time as a result of daily share purchase and redemption activity in the Funds. The STI Classic North Carolina Tax-Exempt Bond Fund has not yet commenced operations, but will do so at the time the Reorganization occurs.


              CCMI EQUITY FUND: STI CLASSIC GROWTH AND INCOME FUND


                                                         NET ASSET VALUE   SHARES OUTSTANDING
FUND                                       NET ASSETS       PER SHARE            (000)
----                                       ----------    ---------------   ------------------
CCMI Equity Fund........................  $107,932,000       $15.00             7,195,000
STI Classic Growth and Income Fund......  $851,916,000       $15.82            53,842,000
Combined Funds..........................  $959,848,000       $15.82            60,665,000


             CCMI BOND FUND: STI CLASSIC INVESTMENT GRADE BOND FUND


                                                         NET ASSET VALUE   SHARES OUTSTANDING
FUND                                       NET ASSETS       PER SHARE            (000)
----                                       ----------    ---------------   ------------------
CCMI Bond Fund..........................  $109,139,000       $10.21             10,685,000
STI Classic Investment Grade Bond
  Fund..................................  $548,846,000       $10.55             52,048,000
Combined Funds..........................  $657,985,000       $10.55             62,393,000


      CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND: STI CLASSIC NORTH CAROLINA
                              TAX-EXEMPT BOND FUND


                                                         NET ASSET VALUE   SHARES OUTSTANDING
FUND                                       NET ASSETS       PER SHARE            (000)
----                                       ----------    ---------------   ------------------
CCMI Tax-Exempt North Carolina Bond
  Fund...................................  $41,403,000       $ 9.99            4,144,000
STI Classic North Carolina Tax-Exempt
  Bond Fund*.............................  $        NA       $   NA                   NA
Combined Funds...........................  $41,403,000       $ 9.99            4,144,000


---------------


* As of the date of this Proxy/Prospectus, the Fund had not yet commenced operations.


                         REASONS FOR THE REORGANIZATION


     The CCMI Trust consists of three series, having in the aggregate approximately $161.5 million in assets as of January 18, 2005. The STI Trust currently consists of 48 series, having in the aggregate approximately $28.5 billion in assets as of January 18, 2005. The STI Trust anticipates net expense ratios to be lower than the expense ratios of the corresponding CCMI Funds. Management of the CCMI Funds believes that the shareholders of the CCMI Funds would benefit from the larger asset base and increased product array and anticipated economies of scale that are expected to result from the Reorganization. At meetings held on

November 17, 2004 and December 12 and 13, 2004, the CCMI Trust's Board of Trustees considered the Agreement and Plan of Reorganization and on December 13, 2004 unanimously voted that the proposed Reorganization would be in the best interests of each CCMI Fund and its shareholders and that the interests of the shareholders would not be diluted. At these meetings, representatives of Trusco provided, and the CCMI Board reviewed, detailed information about the proposed Reorganization. The representatives discussed with the CCMI Trust Board the anticipated effects of the Reorganization on the advisory and related relationships of the CCMI Funds. The representatives provided information to the CCMI Trust Board concerning: (a) the specific terms of the Reorganization, including information regarding comparative expense ratios; (b) the proposed plans for ongoing management, distribution and operation of the STI Funds; (c) the management, financial position and business of Trusco and its affiliates' business and operations; and (d) the impact of the Reorganization on the CCMI Funds and their shareholders.


     Before approving the Reorganization, the Board examined all factors that it considered relevant, including information regarding comparative expense ratios. The Board noted that, in the case of each STI Fund, expense ratios will be lower than the corresponding CCMI Fund. In connection with its deliberations, the CCMI Board, with the advice and assistance of legal counsel, inquired into a number of matters and evaluated the above-referenced information and considered, among other things, the following in support of the proposal:

     - The expected decrease in expense levels borne by shareholders of the CCMI Funds;


     - The opportunity for CCMI Funds shareholders to diversify into a broader range of investments not offered by the CCMI Trust;



     - The fact that the investment objectives of each CCMI Fund and the corresponding STI Fund are substantially similar;


     - The fact that the Reorganization is expected to be tax free to shareholders of the CCMI Funds; and

     - The fact that the CCMI Funds will not bear the costs of the Reorganization.

     The CCMI Board also reviewed the potential benefits of the Reorganization to other persons, including Trusco and its affiliates and the benefits to the STI Fund shareholders. Representatives of Trusco noted their belief that the Reorganization would increase the potential for asset growth and lower expenses resulting from economies of scale, and would provide shareholders with access to a wider array of investment options.

     The Board determined the Reorganization is the course of action that is in the best interests of the CCMI Funds' shareholders. On the basis of the information provided to the CCMI Board and its evaluation of that information, the Board recommends that the shareholders of each CCMI Fund approve the Reorganization.

                               SHAREHOLDER RIGHTS

STI FUNDS

     GENERAL. The STI Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust also is governed by its By-laws and by applicable Massachusetts law.


     SHARES. STI Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the STI Trust consists of 48 separate investment series offering up to six classes of shares, A Shares, B Shares, L Shares, T Shares, Institutional Shares, and Corporate Trust Shares (the STI Funds participating in the Reorganization offer only A, L and T Shares). The six classes differ with respect to minimum investment requirements, type of permissible investor, Fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Funds prospectuses. The shares of each STI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.


     VOTING REQUIREMENTS. Holders of shares of the STI Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the STI Trust entitled to vote shall be voted on by individual series or class, except that: (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class; and (ii) when the trustees of the STI Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, or if the Trustees shall fail to call or give notice of any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 25% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The STI Funds' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the STI Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Trustees are subject to a mandatory retirement age of 72. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee. The number of Trustees is set by the Board and is currently fixed at nine.

     SHAREHOLDER LIABILITY. Pursuant to the STI Trust's Declaration of Trust, shareholders of the STI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any neglect or wrongdoing of any officer, agent, employee or service provider to the STI Trust or any other Trustee. The STI Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.

CCMI FUNDS

     GENERAL. CCMI Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated December 11, 1991. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. CCMI Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the CCMI Trust consists of the CCMI Funds, each offering one class of shares. The shares of each CCMI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Holders of shares of the CCMI Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the STI Trust entitled to vote shall be voted on by individual series or class(es), except that: (i) when the effects any series or class, then such series or class(es) entitled to vote will do so as a single class; and (ii) when the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote.

     SHAREHOLDER MEETINGS. Annual meetings of CCMI shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, or the Chief Executive Officer of the CCMI Trust and shall be called by the Trustees upon the written request of CCMI Shareholders owning at least 10% of the outstanding shares of all series and classes entitled to vote. CCMI Shareholders are be entitled to at least fifteen days' notice of any meeting.

     ELECTION AND TERM OF TRUSTEES. The CCMI Funds' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the CCMI Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Any Trustee may be removed at any time with or without cause (i) by written instrument signed by at least two-thirds of the Trustees or (ii) at a special meeting of Shareholders of the CCMI Trust by a vote of two-thirds of the outstanding shares. There may be no less than three and no more than twenty Trustees serving at any time.


     SHAREHOLDER LIABILITY. Pursuant to the CCMI Trust's Declaration of Trust, shareholders of the CCMI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The CCMI Trustees shall not be personally liable for incurring any debts, liabilities or obligations, or in taking or omitting any other actions. CCMI Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.


     LIQUIDATION OR DISSOLUTION. The CCMI Trustees may, by majority action, with the approval of the holders of more than 50% of the outstanding shares of each series or class entitled to vote and voting separately by series or class, sell and convey the assets of the Trust or any series or class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each series or class ratably among the holders of the shares of that series or class then outstanding. Approval of the Reorganization will constitute approval of the liquidation of the CCMI Trust.


     The foregoing is only a summary of certain rights of shareholders of the STI Funds and the CCMI Funds under their respective Trust's governing charter documents and By-Laws, state law, and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

TAXES.

     Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

     Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from a Fund may be taxable whether or not shareholders reinvest them. Income distributions are generally taxable as ordinary income. Distributions that are designated by the STI Classic Growth and Income Fund and the CCMI Equity Fund as qualified dividend income will qualify for the reduced tax rates applicable to qualified dividend income. Distributions from the STI Classic Investment Grade Bond Fund, the STI Classic North Carolina Tax-Exempt Bond Fund, the CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains and on qualified individual income will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF SHARES OF ONE FUND FOR SHARES OF ANOTHER FUND IS TREATED THE SAME AS A SALE.

     The Funds inform shareholders of the amount of ordinary income dividends and capital gain distributions received by the shareholder shortly after the close of each calendar year. The CCMI Tax-Exempt North Carolina Bond Fund and the STI Classic North Carolina Tax-Exempt Bond Fund intend to distribute federally tax-exempt income. The Funds may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the STI Classic North Carolina Tax-Exempt Bond Fund or the CCMI Tax-Exempt North Carolina Bond Fund may be taxable. While shareholders of the STI North Carolina Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund may receive distributions that are exempt from

North Carolina state income tax, such distributions may be taxable in other states where the shareholder files tax returns.

     Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax advisor regarding the rules governing their own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION FOR EACH FUND.

     CCMI Funds and STI Funds are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by CCMI Funds and STI Funds may be inspected without charge and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, The Woolworth Building, 233 Broadway, New York, New York 10279; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11(th) Floor, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/Prospectus concerning the CCMI Funds was provided by Trusco and information included in the Proxy/Prospectus concerning the STI Funds was provided by Trusco.

                 INFORMATION ABOUT THE STI FUNDS AND CCMI FUNDS


     Information concerning the operation and management of the STI Funds is incorporated herein by reference to the STI Funds' prospectuses, copies of which accompany this Proxy Statement/Prospectus. Additional information about the STI Funds is included in the Statements of Additional Information for the STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund dated October 1, 2004, and the STI Classic North Carolina Tax-Exempt Bond Fund dated
February   , 2005 (the prospectus and the Statement of Additional Information for the STI Classic North Carolina Tax-Exempt Bond Fund are subject to completion and, therefore, not yet effective), respectively, which are available upon request and without charge by calling 1-800-428-6970.


     Information about the CCMI Funds is included in the current prospectuses relating to those Funds dated January 6, 2005, which are incorporated by reference herein and which are available upon request. Additional information is included in the Statements of Additional Information of the CCMI Funds dated January 6, 2005, which are available upon request and without charge by calling 1-800-386-3111. The current prospectuses and Statements of Additional Information have been filed with the SEC.

     The STI Funds and the CCMI Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance therewith, file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, NW, Washington, D.C. 20549, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549.

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because Trusco, a subsidiary of SunTrust, provides investment advisory services to the CCMI Funds and the STI Funds pursuant to advisory agreements with the CCMI Trust and STI Trust, respectively. Future growth of the STI Funds can be expected to increase the total amount of fees payable to Trusco and to reduce the amount of fees required to be waived to maintain total fees of the STI Funds at agreed upon levels.

     FINANCIAL STATEMENTS. The financial statements of the CCMI Funds contained in the CCMI Funds' Annual Report to shareholders for the fiscal year ended May 31, 2004 have been audited by Cohen McCurdy,

Ltd., its independent auditors. The financial statements of the STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund contained in the STI Trust's Annual Report to shareholders for the fiscal year ended May 31, 2004 have been audited by PricewaterhouseCoopers LLP, its independent registered public accountants. The STI Classic North Carolina Tax-Exempt Bond Fund is not yet operational and, therefore, has no financial information. The STI Trust and CCMI Trust each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Trust by calling toll-free 1-800-428-6970 and to CCMI Trust by calling 1-800-386-3111.

      THE BOARD OF TRUSTEES OF THE CCMI FUNDS RECOMMENDS THAT YOU VOTE FOR
                   APPROVAL OF THE REORGANIZATION AGREEMENT.

                                 VOTING MATTERS


     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the CCMI Funds in connection with the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Funds and CCMI Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by Trusco.



     VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the CCMI Funds are entitled to one vote for each full share held and fractional votes for fractional shares. The holders of 50% of the shares of stock of the CCMI Trust and entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum. Approval of the Reorganization with respect to each CCMI Fund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to CCMI Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. The proposed Reorganization of the CCMI Funds will be voted upon separately by the shareholders of the respective CCMI Funds. The consummation of each CCMI Fund's reorganization is not conditioned on the approval of any other CCMI Fund.



     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting. Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for purposes of establishing a quorum, but will not count toward approval of a proposal. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.



     If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Special Meeting, the holders of a majority of shares present in person or by proxy at the meeting and entitled to vote at the Special Meeting, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of such meeting, may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.



     EXPENSES. In order to obtain the necessary quorum at the Special Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of CCMI Trust or Trusco. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by Trusco or one of its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the CCMI Funds at the close of business on Tuesday, January 18, 2005 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:


CCMI FUNDS                                                    SHARES OF COMMON STOCK
----------                                                    ----------------------
CCMI Equity Fund............................................         7,247,383
CCMI Bond Fund..............................................        10,535,860
CCMI Tax-Exempt North Carolina Bond Fund....................         4,200,144


     The votes of the shareholders of the STI Funds are not being solicited, because their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization. However, the vote required for approval of the proposal, including the treatment of abstentions and broker non-votes would be the same as for CCMI Funds. At the close of business on the Record Date there were outstanding and entitled to vote:


STI FUNDS                                                     SHARES OF COMMON STOCK
---------                                                     ----------------------
STI Classic Growth and Income Fund..........................        53,791,400
STI Classic Investment Grade Bond Fund......................        50,557,083
STI Classic North Carolina Tax-Exempt Bond Fund.............                NA


        SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     CCMI FUNDS. As of the Record Date, the officers and Trustees of the CCMI Trust as a group, beneficially owned less than 1% of the outstanding Shares of the CCMI Funds. As of the Record Date, to the best of the knowledge of the CCMI Trust, the following persons owned of record 5% or more of the outstanding shares of the following CCMI Funds:


                                                                 NUMBER OF    PERCENTAGE
NAME AND ADDRESS                                  FUND             SHARES     OWNERSHIP
----------------                                  ----           ----------   ----------
Central Carolina Bank& Trust.............  CCMI Equity Fund       6,618,479     91.32%
Post Office Box 30010
Durham, NC 27702
First Mercantile Trust...................  CCMI Equity Fund         510,499     7.040%
57 Germantown Ct., Suite 400
Cordova, TN 38018
Central Carolina Bank& Trust.............  CCMI Bond Fund        10,503,372     99.69%
Post Office Box 30010
Durham, NC 27702
Central Carolina Bank& Trust.............  CCMI Tax-Exempt        4,200,144       100%
Post Office Box 30010                      North Carolina Bond
Durham, NC 27702                           Fund

     The following list indicates the ownership by shareholders who, to the best knowledge of the CCMI Trust, were the owners of more than 25% of the outstanding shares of the CCMI Fund on the Record Date:


                                                                 NUMBER OF    PERCENTAGE
NAME AND ADDRESS                                  FUND             SHARES     OWNERSHIP
----------------                                  ----           ----------   ----------
Central Carolina Bank& Trust.............  CCMI Equity Fund       6,618,479     91.32%
Post Office Box 30010
Durham, NC 27702
Central Carolina Bank& Trust.............  CCMI Bond Fund        10,503,372     99.69%
Post Office Box 30010
Durham, NC 27702
Central Carolina Bank& Trust.............  CCMI Tax-Exempt        4,200,144       100%
Post Office Box 30010                      North Carolina Bond
Durham, NC 27702                           Fund


     Central Carolina Bank & Trust may be deemed to be a "controlling person" of each of the CCMI Funds under the 1904 Act.

     STI FUNDS. As of the Record Date, the officers and Trustees of the STI Trust as a group, beneficially owned less than 1% of the outstanding Shares of the STI Funds. As of the Record Date, to the best of the knowledge of the STI Trust, the following persons owned of record 5% or more of the outstanding shares of the following STI Funds:


                                                                 NUMBER OF    PERCENTAGE
NAME AND ADDRESS                               FUND/CLASS          SHARES     OWNERSHIP
----------------                               ----------        ----------   ----------
National Financial Services Corp.........  Growth & Income        2,078,432     74.33%
Exclusive Benefit of our Cust              Fund - A
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
Nationwide Insurance Company Trust.......  Growth & Income          348,523     12.46%
PO Box 182029                              Fund - A
C/O IPO Portfolio Accounting
Columbus, OH 432182029
National Financial Services Corp.........  Growth & Income        5,639,706     97.32%
Exclusive Benefit of our Cust              Fund - L
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
Trustman.................................  Growth & Income       51,149,259     95.09%
Suntrust Banks                             Fund - T
P O Box 105870
Atlanta, GA 303485870
National Financial Services Corp.........  Investment Grade       1,247,680     51.99%
Exclusive Benefit of our Cust              Bond Fund - A
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
Nationwide Insurance Company Trust.......  Investment Grade         615,549     25.65%
PO Box 182029                              Bond Fund - A
C/O IPO Portfolio Accounting
Columbus, OH 432182029

                                                                 NUMBER OF    PERCENTAGE
NAME AND ADDRESS                               FUND/CLASS          SHARES     OWNERSHIP
----------------                               ----------        ----------   ----------
National Financial Services Corp.........  Investment Grade       1,789,975     96.74%
Exclusive Benefit of our Cust              Bond Fund - L
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
Trustman.................................  Investment Grade      41,576,914     82.26%
Suntrust Banks                             Bond Fund - T
P O Box 105870
Atlanta, GA 303485870
Suntrust Banks...........................  Investment Grade       8,863,553     17.54%
Various Benefit Plans                      Bond Fund - T
8515 E Orchard Rd
Greenwood VLG CO 801115002


---------------

* As of the Record Date, the STI Classic North Carolina Tax-Exempt Bond Fund was not yet operational and, therefore, had not offered shares for ownership.

     The following list indicates the ownership by shareholders who, to the best knowledge of the STI Trust, were the owners of more than 25% of the outstanding shares of the STI Funds on the Record Date:


                                                                 NUMBER OF    PERCENTAGE
NAME AND ADDRESS                               FUND/CLASS          SHARES     OWNERSHIP
----------------                               ----------        ----------   ----------
National Financial Services Corp.........  Growth & Income        2,078,432     74.33%
Exclusive Benefit of our Cust              Fund - A
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
National Financial Services Corp.........  Growth & Income        5,639,706     97.32%
Exclusive Benefit of our Cust              Fund - L
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
Trustman.................................  Growth & Income....   51,149,259     95.09%
Suntrust Banks                             Fund - T
P O Box 105870
Atlanta, GA 30348-5870
National Financial Services Corp.........  Investment Grade       1,247,680     51.99%
Exclusive Benefit of our Cust              Bond Fund - A
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503
Nationwide Insurance Company.............  Investment Grade         615,549     25.65%
Trust                                      Bond Fund - A
PO Box 182029
C/O IPO Portfolio Accounting
Columbus, OH 43218-2029
National Financial Services Corp.........  Investment Grade       1,789,975     96.74%
Exclusive Benefit of our Cust              Bond Fund - L
200 Liberty St
ATTN Mutual Funds Dept
New York, NY 10281-5503

                                                                 NUMBER OF    PERCENTAGE
NAME AND ADDRESS                               FUND/CLASS          SHARES     OWNERSHIP
----------------                               ----------        ----------   ----------
Trustman.................................  Investment Grade      41,576,914     82.26%
Suntrust Banks                             Bond Fund - T
P O Box 105870
Atlanta, GA 30348-5870


                                 OTHER BUSINESS

     The Board of Trustees of the CCMI Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

CCMI FUNDS. Shareholder inquiries may be addressed to CCMI Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by calling toll free 1-800-386-3111.

  SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON
       THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                          By Order of the Board of Trustees,

                                          Freddie Jacobs, Jr.
                                          Secretary

                                   EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                                   EXHIBIT A

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this   day of           , 2005, by and between the STI Classic Funds (the
"Trust"), a Massachusetts business trust, with its principal place of business at 101 Federal Street, Boston, MA 02110, with respect to its Growth & Income Fund, Investment Grade Bond Fund and North Carolina Tax-Exempt Bond Fund, each a separate series of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and CCMI Funds ("CCMI"), a Massachusetts business trust, with its principal place of business at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, with respect to its CCMI Equity Fund, CCMI Bond Fund and CCMI Tax-Exempt North Carolina Bond Fund (each a "Transferring Fund;" together, the "Transferring Funds;" and, collectively, with the Acquiring Funds, the "Funds").

     This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Transferring Fund in exchange for T Shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of all liabilities of each Transferring Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Transferring Fund and the termination of each Transferring Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization"). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     WHEREAS, each Acquiring Fund and each Transferring Fund is a separate series of the Trust and CCMI, respectively, and the Trust and CCMI are open-end, registered management investment companies and each Transferring Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

     WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, the Trustees of CCMI have determined that the Reorganization, with respect to each Transferring Fund, is in the best interests of the Transferring Fund's shareholders and that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

  TRANSFER OF ASSETS OF THE TRANSFERRING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TRANSFERRING FUNDS' LIABILITIES AND TERMINATION
                           OF THE TRANSFERRING FUNDS

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Transferring Fund agrees to transfer all of its assets and liabilities, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees (i) to deliver to its respective Transferring Fund the number of full and fractional T Shares of the Acquiring Fund equal in value to the value of full and fractional shares of the Transferring Fund then outstanding and (ii) to assume the liabilities of the Transferring Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing date provided for in paragraph 3.1 ("Closing Date").

     1.2 ASSETS TO BE ACQUIRED. The assets of each Transferring Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of such Transferring Fund on the Closing Date.

     Each Transferring Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Transferring Fund's assets as of the date of such statements. Each Transferring Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

     Each Transferring Fund will, within a reasonable period of time prior to the Closing Date, furnish its respective Acquiring Fund with a list of the Transferring Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish its respective Transferring Fund with a list of the securities, if any, on the Transferring Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions.

     1.3 LIABILITIES TO BE ASSUMED. Each Transferring Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible prior to the Closing Date. Each Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Transferring Fund prepared on behalf of the Transferring Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume all of the liabilities of its respective Transferring Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date whether or not they are reflected on the Statement of Assets and Liabilities.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Transferring Fund will make a liquidating distribution, pro rata to its shareholders of record (the "Transferring Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund Shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Transferring Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Transferring Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Transferring Fund before the Effective Time (as defined in paragraph 3.1) with respect to Transferring Fund shares that are held of record by a Transferring Fund Shareholder at the Effective Time on the Closing Date.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Transferring Fund, in an amount equal in value to the NAV of each Transferring Fund's shares, to be distributed to shareholders of each Transferring Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of each Transferring Fund is and shall remain the responsibility of the Transferring Fund, up to and including the Closing Date, and such later date on which the Transferring Fund is terminated.

     1.8 TERMINATION. Each Transferring Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

     1.9 Subject to the conditions set forth in this Agreement, the failure of one of the Transferring Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Transferring Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Transferring Fund" as meaning only those series of the Trust and CCMI, respectively, that are involved in the Reorganization as of the Closing Date.

                                   ARTICLE II

                                   VALUATION

     2.1 VALUATION OF ASSETS. The value of a Transferring Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in CCMI's Declaration of Trust and each Transferring Fund's then current prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Transferring Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its respective Transferring Fund.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and each Acquiring Fund's then current prospectus and Statement of Additional Information.

     2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares to be issued (including fractional shares) shall be equal in net asset value to the net asset value of each corresponding Transferring Fund's shares then outstanding. Upon the Transferring Fund's liquidating distribution each holder of shares of the Transferring Fund will receive T Shares of the corresponding Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

     2.4 DETERMINATION OF VALUE. Except with respect to a Transferring Fund's assets, which shall be valued by Unified Fund Services, Inc., all computations of value shall be made by BISYS Fund Services Ohio, Inc. in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

                                  ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing (the "Closing") will be on or about [March 18], 2005 or such other date(s) as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of [9:00 a.m.] Eastern Standard Time (the "Effective Time") at the offices of Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. The Fifth Third Bank, as custodian for each Transferring Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Transferring Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Transferring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. Unified Fund Services, Inc., as transfer agent for each Transferring Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Transferring Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause BISYS Fund Services Ohio, Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of CCMI or provide evidence satisfactory to the Transferring Fund that such Acquiring Fund Shares have been credited to the Transferring Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE TRANSFERRING FUNDS. Each Transferring Fund represents and warrants to its respective Acquiring Fund as follows:

          (a) The Transferring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

          (b) The Transferring Fund is a separate series of a Massachusetts business trust that is registered as an open-end management investment company, and such Massachusetts business trust's registration with the U.S. Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect.

          (c) The current prospectus and Statement of Additional Information of the Transferring Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of CCMI's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

          (e) The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Transferring Fund's business or its ability to consummate the transactions contemplated herein.

          (g) The financial statements of the Transferring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Transferring Fund as of November 30, 2004 in all material respects as of that date, and there are no known contingent liabilities of the Transferring Fund as of that date not disclosed in such statements.

          (h) Since November 30, 2004, there have been no material adverse changes in the Transferring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Transferring Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Transferring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) All issued and outstanding shares of the Transferring Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund. All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transferring Fund's transfer agent as provided in paragraph
     3.4. The Transferring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund shares, and has no outstanding securities convertible into any of the Transferring Fund shares.

          (k) At the Closing Date, the Transferring Fund will have good and marketable title to the Transferring Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

          (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund. Subject to approval by the Transferring Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (m) The information to be furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

          (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the Transferring Fund with respect to the Transferring Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

          (o) The Transferring Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

          (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by CCMI, for itself and on behalf of each Transferring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Transferring Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its respective Transferring Fund as follows:

          (a) The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

          (b) The Acquiring Fund is a separate series of a Massachusetts business trust that is registered as an open-end management investment company, and such Massachusetts business trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision of the Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

          (f) The financial statements of the Acquiring Fund (other than the North Carolina Tax-Exempt Bond Fund, which is not yet in operation and, therefore, does not have financial statements) are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Transferring Funds) fairly reflect the financial condition of the Acquiring Fund as of November 30, 2004 in all material respects as of that date, and there are no known contingent liabilities of the Acquiring Fund as of that date not disclosed in such statements.

          (g) Since November 30, 2004, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Transferring Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund (other than the North Carolina Tax-Exempt Bond Fund, which is not yet in operation) required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

          (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (k) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

          (l) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

          (m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

          (n) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

          (o) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

                                   ARTICLE V

          COVENANTS OF EACH ACQUIRING FUND AND EACH TRANSFERRING FUND

     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, each Acquiring Fund and Transferring Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. CCMI will call a special meeting of Transferring Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. Each Transferring Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. Each Transferring Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund's shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Transferring Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Transferring Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Transferring Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Cohen McCurdy, Ltd. and certified by the CCMI's Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement"), under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Transferring Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Transferring Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement in connection with the meeting of the Transferring Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8  INDEMNIFICATION.

     (a) The Trust will assume all liabilities and obligations of CCMI relating to any obligation of CCMI to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and CCMI's Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the CCMI's Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights that may be asserted against the Trust, its successors or assigns.

     (b) Each Acquiring Fund agrees to indemnify and hold harmless its respective Transferring Fund and each of the Transferring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Transferring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     (c) Each Transferring Fund agrees to indemnify and hold harmless its respective Acquiring Fund and each of the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Transferring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                   ARTICLE VI

         CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TRANSFERRING FUND

     The obligations of each Transferring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

          6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Transferring Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.

          6.2 The Transferring Funds shall have received on the Closing Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Transferring Funds, covering the following points:

             (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

             (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

             (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Transferring Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

             (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Transferring Fund on behalf of the Transferring Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

             (e) The Registration Statement has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws. The registration statement on Form N-1A for the Trust, including the post effective amendment to add the North Carolina Tax-Exempt Bond Fund, has been declared effective by the Commission.

             (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

             (g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date that are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described or filed as required.

             (h) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by a Transferring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

             (i) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

          In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

          6.3 As of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

          6.4 For the period beginning at the Closing Date and ending not less than three years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of CCMI, covering the actions of such Trustees and officers of CCMI for the period they served as such.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by each corresponding Transferring Fund of all the obligations to be performed by the Transferring Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

          7.1 All representations, covenants, and warranties of a Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Transferring Fund shall have delivered to its respective Acquiring Fund on such Closing Date a certificate executed in the Transferring Fund's name by CCMI's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

          7.2 The Transferring Fund shall have delivered to its respective Acquiring Fund a statement of the Transferring Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of CCMI.

          7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Thompson Hine LLP, counsel to each Transferring Fund, dated as of such Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

             (a) CCMI is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

             (b) CCMI is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

             (c) This Agreement has been duly authorized, executed and delivered by CCMI on behalf of each Transferring Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Transferring Fund enforceable against the Transferring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

             (d) Assuming that a consideration of not less than the net asset value of Transferring Fund shares has been paid, and assuming that such shares were issued in accordance with the terms of each Transferring Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, and assuming that all such shares were duly authorized by appropriate action of the CCMI's Board of Trustees, all issued and outstanding shares of the Transferring Fund are legally issued and fully paid and non-assessable.

             (e) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by a Transferring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

             (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the CCMI's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Transferring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Transferring Fund is a party or by which it is bound.

             (g) In the ordinary course of such counsel's representation of the Transferring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Transferring Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the Closing Date that are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement that are not described or filed as required.

             (h) In the ordinary course of such counsel's representation of the Transferring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel in not aware of any litigation or administrative proceeding of or before any court or governmental body that is presently pending or threatened as to a Transferring Fund or any of its respective properties or assets. In the ordinary course of such counsel's representation of the Transferring Funds, and without having made any investigation, to the knowledge of such counsel, no Transferring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Transferring Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

          In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                      ACQUIRING FUND AND TRANSFERRING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to each Transferring Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1 This Agreement and the transactions contemplated herein, with respect to each Transferring Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Transferring Fund in accordance with Massachusetts law and the provisions of CCMI's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Transferring Fund may waive the conditions set forth in this paragraph 8.1.

          8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

          8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Transferring Fund, provided that either party hereto may waive any such conditions for itself.

          8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement on Form N-1A for the Trust, including the post effective amendment to add the North Carolina Tax-Exempt Bond Fund, has been declared effective by the Commission.

          8.5 Each Transferring Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Transferring Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

          8.6 The parties shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Transferring Fund substantially to the effect that for federal income tax purposes with respect to each Transferring Fund:

             (a) The transfer of all of the Transferring Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund (followed by the distribution of Acquiring Fund Shares to the Transferring Fund Shareholders and the termination of the Transferring Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Transferring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

             (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

             (c) No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Transferring Fund Shareholders in exchange for such shareholders' shares of the Transferring Fund.

             (d) No gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for Acquiring Fund Shares in the Reorganization.

             (e) The aggregate tax basis for Acquiring Fund Shares received by each Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such shareholder, provided the Transferring Fund shares are held as capital assets at the time of the Reorganization.

             (f) The tax basis of the Transferring Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Reorganization. The holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

             (g) The Acquiring Fund will succeed to and take into account the items of the Transferring Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

          Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Transferring Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Transferring Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, Trusco Capital Management, Inc., or an affiliate thereof, shall bear all expenses of the transactions contemplated by this Agreement. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees; (f) solicitation costs of the transactions and (g) the cost of winding up, liquidating and deregistering CCMI. Trusco shall remain liable for expenses in the event this Agreement is terminated pursuant to paragraph 11.1.

                                   ARTICLE X

                           ENTIRE AGREEMENT; SURVIVAL

     10.1 The Trust, on behalf of each Acquiring Fund, and CCMI, on behalf of each Transferring Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of each of the Acquiring Funds, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust and CCMI. In addition, either the Trust or CCMI may at its option terminate this Agreement at or prior to either Closing Date due to:

          (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days;

          (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

          (c) a determination by the party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Transferring Fund, the Trust, CCMI, the respective Trustees or officers, to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

                                  ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Transferring Fund and Acquiring Fund; provided, however, that following the meeting of the Transferring Fund Shareholders called by a Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions to the detriment of such shareholders.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                            LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Agreement and Declaration of Trust.

     13.6 It is expressly agreed that the obligations of each Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of the CCMI Trust. The execution and delivery of this Agreement have been authorized by the Trustees of CCMI on behalf of each Acquired Fund and signed by authorized officers of CCMI, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in CCMI's Agreement and Declaration of Trust.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                          STI CLASSIC FUNDS

                                          By:
                                            ------------------------------------
                                            Name:    [Insert Name]
                                            Title:   [Insert Title]

                                          CCMI FUNDS

                                          By:
                                            ------------------------------------
                                            Name:    [Insert Name]
                                            Title:   [Insert Title]

                                   SCHEDULE A

                         SUMMARY OF THE REORGANIZATION
      (shareholders of each Transferring Fund will receive T Shares of the corresponding Acquiring Fund)

CCMI FUND (TRANSFERRING FUND)                 STI CLASSIC FUND (ACQUIRING FUND)*
-----------------------------                 ----------------------------------
CCMI Equity Fund.........................  Growth & Income Fund
CCMI Bond Fund...........................  Investment Grade Bond Fund
CCMI Tax-Exempt North Carolina Bond
  Fund...................................  North Carolina Tax-Exempt Bond Fund*

---------------

* The Acquiring Fund is a newly created series of the STI Classic Funds.

                                   EXHIBIT B

STI CLASSIC GROWTH AND INCOME FUND

     The STI Classic Growth and Income Fund (the "Fund") invests primarily in a diversified mix of midsized and larger domestic common stocks and listed ADRs of foreign companies with market capitalizations greater than $1.5 billion. The Fund is managed in a large capitalization, value-oriented style, competing against funds with a similar objective categorized under Lipper's "Large Cap Value Equity" peer group. The Fund's management team utilizes a proprietary quantitative screening process to identify attractive ideas. The team then evaluates each potential idea with careful fundamental research, incorporating the depth of its collective investment experience, and constructs a diversified portfolio that seeks competitive long-term appreciation with below-average variability of return.

     We have good news to report to our shareholders in this year's Fund update. Entering the fiscal year last June, the equity markets were two months into a rally that has proven to be both robust and sustained. For the 12 months ending May 31, 2004, the S&P 500 Index had a total return of 18.33%, while our primary benchmark, the S&P 500/BARRA Value Index, gained 20.53%. Both returns greatly exceeded investor expectations. After three poor years of performance, the equity markets were reinvigorated by a confluence of positive events. First, there was moderation in geopolitical fears as the U.S.-led campaign in Iraq transitioned from an outright military offensive to stabilization and rebuilding phase. Secondly, economic recovery domestically, began to gain some traction hanks to 40-year lows in interest rates, consumer tax stimulus, declining value of the dollar, and an explosion in corporate earnings and cash flows. Third, internationally, booming economies in China and other developing countries created demand for primary goods and commodities to such a degree that the inflation pot was stirred for the first time in years. Together, better demand and pricing lifted the beleaguered manufacturing sector out of its extended funk, as spending on capital projects, inventory and increased hiring all filtered through corporate America.

     It is important to highlight this backdrop to the year just ended, for it represents the fruition of the outlook we planted in last year's report and supports our rationale for how we positioned the Fund over that timeframe. The Fund has maintained both broad sector diversification across generally higher quality issues and above-benchmark exposure to economically sensitive sectors. Unlike in the 2003 fiscal year, the Fund benefited this year from this positioning strategy and from our patience and conviction in sticking with that strategy even while occasionally being out of step with the market. Returns were strong both in absolute and relative terms during 2004 with the T Shares, A Shares and L Shares returning 21.76%, 21.45%, and 20.58% respectively. Due to tax-loss carry forwards created during the preceding market downswing, latest results flowed entirely to the Fund's shareholders without any capital gain distributions being included. Good performance and no capital gain taxes due is especially good news for our shareholders this year.

     Let me recap a few of the reasons the Fund outperformed during 2004. First, we continued to eschew attempts to time the market, instead staying fully invested throughout the period of turbulence and rapid rebound. Next, we maintained meaningful exposure to those sectors that offered superior earnings leverage to an improving economy, notably Industrials and Energy, where both the weighting in the Fund and the stock selection positively impacted results. Some of our other sector decisions that contributed to results included overweighting in Consumer Staples and Health Care and underweightings in Telecommunications and Utilities. Stock selection in Health Care and Consumer Discretionary was also very accretive to results. Overall, our approach to stock selection followed a simple formula that served us well: focus on specific companies that could benefit from modest economic improvement, significant self-help actions in place to leverage the recovery, and stock valuations that reflected current skepticism by the consensus investor.

     Even in a good year such as the fiscal year ended 2004, some of our decisions, both at the sector and individual stock level, didn't work out as planned. For example, we remained overweighted to benchmark in Technology and underweighted in Financials; both of those decisions detracted from results. Fortunately, our sizable underweighting in Financials ended up having a small negative performance impact because of good relative performance of the stocks held in that area. Another thesis that went off track involved Telecommunications. During late 2003, we identified a valuation opportunity to increase exposure in Telecommunications, a strategy that worked out for about two months. However, that opportunity was quickly derailed by continued, abrupt shifts in the competitive and regulatory landscapes, and, as a result of a bidding war for AT&T Wireless, we chose to abandon that thesis and reduce our exposure to that area. While we do employ rigorous assessment of risk and return and utilize a time horizon for investment well beyond the compressed and myopic standard often set by the market, we will nevertheless miss the mark on occasion. In such instances, we strive to identify and weed out our mistakes and move on to fresher and stronger ideas.

     Looking into the year ahead, we do see evidence accumulating that will alter the character of the cyclical bull market we all have been enjoying. So far, economic upswing has most dramatically been made manifest in booming corporate profits which have greatly exceeded investor expectations. Surprisingly good earnings have been the primary market driver this time around, a far different dynamic than what investors encountered throughout most of the 1990's: a secular decline in interest rates and inflation fostering higher and higher valuation levels for equities, culminating in a market valuation "bubble" period in 1999 and 2000. Price/earnings multiples on stocks tend to expand in periods of falling interest rates and conversely tend to contract during periods of rising interest rates and inflation. The economic recovery propelling resurgent corporate profitability also is putting increased upward pressure on interest rates and inflation, particularly evident since April. Although the prospect of rising rates penalizes equity valuations, it does not tend to stunt corporate profits growth until the economic cycle starts to mature. This "sweet spot" in the earnings cycle is what the Fund was positioned to take advantage of and the payoff has been seen in results over the past 6 months. Once profit growth starts to undershoot rather than exceed investor expectations, concurrent with rising rates and contracting valuations, this earnings driven bull market cycle will face significant obstacles and headwinds. We anticipate the market following this path over the year ahead and investors eventually refocusing on sustainable growth rather than cyclical growth. Following our methodology, we have recently been finding better relative values with lower risk profiles in some of the larger, less cyclically-oriented names. Consequently, we have started to harvest some of our cyclical exposures based on valuation and started to migrate to ideas where company-specific self-help actions and the potential for better sustainable future growth are being underappreciated by the market today. Transient distractions, problems and investor skepticism and unwillingness to look beyond shorter term seem to provide recurring misvaluations in the stock market and ongoing opportunities for new ideas across all sectors of the market. For this reason, we remain sanguine about the upcoming year and believe that the Fund is well positioned even as the investment climate starts to become much more challenging. On behalf of the Growth and Income team, thank you for your support and continued vote of confidence in our approach.

                                          /s/ Jeff Markunas
                                          Jeff Markunas, CFA
                                          Portfolio Manager

                                    T SHARES

                          AVERAGE ANNUAL TOTAL RETURNS
                          (PERIODS ENDED MAY 31, 2004)

                                             ANNUALIZED          CUMULATIVE
ONE YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION TO DATE   INCEPTION TO DATE
--------   -------   -------   --------   -----------------   -----------------
21.76 %     0.13%     0.91%     10.36%          10.18%             210.31%
-------    ------    ------    -------    -----------         ------------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


                                   LINE GRAPH


Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CCMI EQUITY FUND

  MANAGEMENT'S DISCUSSION & ANALYSIS

Portfolio Managers: William H. Collier, IV and Mark A. Brommer

     The CCMI Equity Fund (COEFX) achieved a total return of 16.07% (without the effect of sales load) during the fiscal year ending May 31, 2004, versus an 18.31% return for the S&P 500. While we underperformed our benchmark for this time period, we take pride in the fact that we outperformed the majority of Large Cap Core Equity funds in the Lipper Universe. There are obviously a number of factors that attributed to our underperformance, but we feel it is primarily the result of being invested in higher quality companies and more defensive in our sector weightings.

     The best performing sector in the S&P 500 during this time frame was the Materials sector, which the Fund participated in with a slightly overweight position. The Energy sector was the next best performing sector, with the Fund again having an overweight position. However, a relative underweighting in the Consumer Discretionary and Industrial sectors resulted in some of our underperformance. These under-weightings were the result of concerns about the economic recovery in corporate profits and a consumer that appeared to be overleveraged and lacking in job security. We believed the tax credit refunds, home refinancings, and overly easy credit conditions appeared to be nearing an end. Therefore, we continue to underweight these sectors going forward.

     Healthcare was a disappointment for the Fund as investors continued their concern for the political issues and new discovery pipelines for the large cap pharmaceutical companies. Valuations and dividend policies seem to favor these companies now and then as attractive investments. However, there remains a reluctance on investors to commit funds to this sector until some of the political headwinds subside.

     Another sector that underperformed the S&P 500 was Consumer Staples, where the Fund had a market weighting. We continue to feel this sector offers investors attractive valuations and total return prospects for companies that are less sensitive to economic conditions.

     In closing, we are proud of the results we achieved this past year, especially in light of the underperformance by the larger, higher quality, dividend paying companies that investors appeared to have less interest in owning. As always, we remain committed to acting in our shareholders' best interests.

                          AVERAGE ANNUAL TOTAL RETURNS
                        (FOR PERIODS ENDED MAY 31, 2004)

                                                                              SINCE INCEPTION
                                        ONE MONTH   ONE YEAR   FIVE YEAR    (DECEMBER 5, 1994)
                                        ---------   --------   ---------   ---------------------
CCMI Equity Fund *....................    1.04%      16.07%       0.23%            10.91%
S&P 500 Index **......................    1.37%      18.31%      (1.53)%           11.87%

---------------

  The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-386-3111.

 * Return figures reflect any change in price per share and assume the reinvestment of all distributions. The sales load was eliminated on June 29, 2004. Had the sales load been included, the returns would have been as follows: One Month: (4.75)%, One Year: 9.43%, Five Year: (0.95)%, Since Inception (12/5/1994): (10.22)%.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the index.

                COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT
                 IN THE CCMI EQUITY FUND AND THE S&P 500 INDEX


                                   LINE GRAPH


     The chart above assumes an initial investment of $10,000 made on December 5, 1994 (commencement of Fund operations) and held through May 31, 2004. The chart above does not reflect the sales load, which was eliminated June 29, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

STI CLASSIC INVESTMENT GRADE BOND FUND

     The STI Classic investment Grade Bond Fund ("the Fund") seeks to provide a high level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investing in investment grade fixed income securities. Total return includes not only current income but also the changes in value of assets held by the Fund. For the year ended May 31, 2004, the Fund's T shares had a total return of (2.31)% versus an average return of (0.39)% for the Lipper Intermediate Investment Grade Debt Category. For the same period the Lehman Government Credit Index, which has no fees taken out, had a total return of 1.51%.

     At the beginning of the period there were deflationary concerns and interest rates were within a few weeks of hitting their low. Continued economic growth into 2004 resulted in improved jobs growth and an uptick in inflation. With the Federal Funds' rate at very stimulative levels (1.00%) the Federal Reserve Bank ("Fed") began to signal that with the economy on a sustainable growth trajectory they would gradually raise the funds rate to remove some of the excess stimulus. Over the period as a whole, interest rates increased by 1.00% to 1.50% with intermediate maturities underperforming on a relative basis. Corporate securities had one of their best years ever in 2003 as credit spreads consistently narrowed, but spreads stabilized in 2004 giving corporate only a slight advantage over treasuries. High volatility and extremes in interest rates led to a more mixed performance by the mortgage sector.

     The overweight in the corporate sector enhanced the Fund's return. However, the relatively high quality of the corporate holdings limited the benefit as lower quality corporates generally outperformed. For the period as a whole, duration was maintained relatively close to neutral and therefore had limited impact on total return. The Fund's general barbell positioning, overweighting shorter and longer maturity ranges and underweighting intermediate maturities, added value for the period. Mortgages had a very volatile year with substantial periods of outperformance and under performance with the net result of reducing total return for the period.

     Looking forward sustainable economic growth should lead the Fed to reduce the monetary stimulus in the economy by gradually raising the federal funds rate. This should lead to higher interest rates and a flatter yield curve as short rates increase more than longer term rates. Although spread sectors are not especially cheap they are not expected to widen dramatically in a positive economic environment and the incremental yield from the sectors should be a positive for total return.

     The Fund continues to be managed with only moderate shifts in average maturity and duration. The total return is enhanced with yield curve analysis (monitoring and analyzing the risk/reward trade-offs of different maturity sectors), sector rotations and other low risk strategies. By actively pursuing these strategies, the Fund strives to add total return while reducing risk.

                                          /s/ L. Earl Denney
                                          --------------------------------------
                                          L. Earl Denney, CFA
                                          Managing Director

                                          /s/ Charles B. Leonard
                                          --------------------------------------
                                          Charles B. Leonard, CFA, FLMI
                                          Managing Director

                                    T SHARES

                          AVERAGE ANNUAL TOTAL RETURNS
                          (PERIODS ENDED MAY 31, 2004)

                                            ANNUALIZED          CUMULATIVE
ONE YEAR  3 YEARS   5 YEARS   10 YEARS   INCEPTION TO DATE   INCEPTION TO DATE
--------  -------   -------   --------   -----------------   -----------------
(2.31)%    4.67%     5.05%      6.16%           5.96%              98.86%
-----     ------    ------    ------      ----------         -----------

                       COMPARISON OF CHANGE IN THE VALUE
                            OF A $10,000 INVESTMENT


                                   LINE GRAPH


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CCMI BOND FUND

  MANAGEMENT'S DISCUSSION & ANALYSIS

Portfolio Managers: James B. Stubbs, Jr. and Andrew Davis

     The fixed-income markets have experienced above average levels of volatility over the past 12 months. This volatility has been exacerbated by traders as well as investors attempting to anticipate the actions the Federal Reserve Board may take to slow the perceived onset of inflationary pressures. Concern over the impact of high energy prices on the economic expansion coupled with the fear that foreign demand for U.S. dollar denominated bonds will wane have also contributed to the wide price swings we have witnessed in the bond market in recent months. Bond prices rallied toward the end of the first quarter, 2004 due to the so called "jobless recovery" concern. At the time it seemed that little job creation was occurring. This perception came to an abrupt end on April 2, 2004, when the "jobless recovery" term began to disappear. The increase in nonfarm payrolls was 308,000, as compared to the 120,000 jobs economists had been expecting. That date may very well mark the end of the bull market for bonds that we have enjoyed over the past several years. The Fund's stated objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund attempts to maintain a stable income stream, which can prove difficult in this type of market. Below is how the Fund performed over the past 12 months in light of this volatile environment.

     To begin, the distribution yield for the Fund approximated 4% for the fiscal year 2004. The Fund distributed $0.4268 per share in income, and $0.1287 per share in capital gains. As we previously mentioned, maintaining a steady, reliable income stream is a goal of the Fund. We would not expect the same level of capital gains distribution for fiscal 2005, as we believe we will be able to offset any gains with market losses that have been created as a result of the recent reduction in bond prices.

     The Fund returned (1.84)% (without the effect of sales load) for the latest fiscal year ending May 31, 2004. This performance lagged the primary benchmark, the Lehman Brothers Aggregate Index ("Index"), which returned -0.44% for the same period. The primary reason for the Fund's underperformance as it relates to the Index is the Fund's underweighting in the mortgage sector. As 2004 began, interest rates remained at 45-year lows. With that in mind, the managers of the Fund did not see value in mortgage bonds. In a low rate environment prepayments tend to accelerate, which is normally not favorable for mortgage holders. If prepayments were received, the Fund would have been required to reinvest the prepayments at lower market rates. That led to the decision to underweight the mortgage segment of the index and attempt to garner increased incremental yield by investing in callable Agency bonds. Once the good news concerning job creation was released, the yield on the 10-year U.S. Treasury jumped from a 3.88% to a 4.15%, and continued to rise for the following few weeks. As a result, the options on the callable bonds held in the Fund lost value, and these agencies quickly began to be priced to maturity. Consequently, prices fell for these bonds more than the mortgages. The mortgage sector represents a little over one third of the Index, as compared to just 7% for the Fund. The performance of this sector also far outpaced the overall index, with 30-year Ginnie Mae and Freddie Mac mortgages returning 1.52% and 1.68%, respectively. This was one of the markets best performing sectors, and as a result of our underweighting, the Fund did not keep pace with the index.

     With the 2004 fiscal year now behind us, we believe the longer-term picture remains favorable for the Fund. Since its inception on July 1, 2002, the Fund has outpaced its Index, inclusive of the past 12 months. The total return since inception for the Fund is 5.55% (without the effect of sales load), on an annualized basis, versus 5.16% for the Index.

     Shareholders of this Fund may wish to look at the longer time horizon in evaluating the performance, as the past 12 months represent a rather unique experience in terms of volatility and uncertainty in the fixed-income markets. The Fund has taken corrective actions to more closely align the portfolio with its Index. We believe that when the Federal Reserve begins to increase the Fed Funds rate, a more "normal" type of bond market will emerge, and we think the Fund is positioned to perform well in that type of environment.

     Thank you for your continued confidence and for your investment in the CCMI Bond Fund.

                          AVERAGE ANNUAL TOTAL RETURNS
                        (FOR PERIODS ENDED MAY 31, 2004)

                                                                            SINCE INCEPTION
                                                     ONE MONTH   ONE YEAR   (JULY 1, 2002)
                                                     ---------   --------   ---------------
CCMI Bond Fund*....................................    (0.66)%    (1.84)%        5.55%
Lehman Brothers Aggregate Bond Index**.............    (0.40)%    (0.44)%        5.16%

---------------

  The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-386-3111.

 * Return figures reflect any change in price per share and assume the reinvestment of all distributions. The sales load was eliminated on June 29, 2004. Had this load been included, the returns would have been as follows:
   One Month: (5.13)%, One Year: (6.25)%, Since Inception (7/1/2002): 3.05%.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

      COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE CCMI BOND FUND
                   AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX


                                    LINE GRAPH


     The chart above assumes an initial investment of $10,000 made on July 1, 2002 (commencement of Fund operations) and held through May 31, 2004. The chart above does not reflect the sales load, which was eliminated June 29, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 14, 2005


                                STI CLASSIC FUNDS
                               101 FEDERAL STREET
                                BOSTON, MA 02110
                                 1-800-428-6970


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated February 11, 2005 for the Special Meeting of Shareholders of CCMI Funds to be held on Tuesday, March 18, 2005, which Proxy/Prospectus is incorporated herein by reference. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling CCMI Funds at 1-800-386-3111. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.


Further information about the participating STI Classic Funds (the "STI Funds") is contained in and incorporated by reference to the STI Funds' Statement of Additional Information for the STI Classic Growth and Income Fund and the STI Classic Investment Grade Bond Fund dated October 1, 2004, and for the STI Classic North Carolina Tax-Exempt Bond Fund dated February __, 2005 (the Statement of Additional Information for the STI Classic North Carolina Tax-Exempt Bond Fund is subject to completion and, therefore, not yet effective). The audited financial statements and related independent auditor's report for the STI Funds contained in the 2004 Annual Report to Shareholders for the fiscal year ending May 31, 2004, are incorporated herein by reference.

Further information about the CCMI Funds is contained in and incorporated by reference to the CCMI Funds Statements of Additional Information dated January 6, 2005. The audited financial statements and related independent auditor's report for the CCMI Funds contained in the 2004 Annual Report to Shareholders for the fiscal year ending May 31, 2004, are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report (if any) are incorporated by reference herein.

                                TABLE OF CONTENTS


Financial Statements of the combined CCMI Bond Fund and                       1
the STI Investment Grade Bond Fund on a pro forma basis
for the period ended November 30, 2004

-

                                       CCMI EQUITY FUND
                              STI CLASSIC GROWTH AND INCOME FUND
                   PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                  AS OF 11/30/04 (UNAUDITED)
                        (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                STI CLASSIC GROWTH   PRO FORMA   PRO FORMA COMBINED
                                                              CCMI EQUITY FUND   AND INCOME FUND    ADJUSTMENTS        (NOTE 1)
                                                              ----------------  ------------------  -----------  ------------------
ASSETS:
Investments, at value (cost $83,457, $810,148 and $893,605,
      respectively)                                             $ 107,697         $ 1,009,504 **         -            1,117,201
Interest and Dividends Receivable                                     436               4,340            -                4,776
Receivable for Capital Shares Sold                                      -                   5            -                    5
Receivable for Investment Securities Sold                               -               6,431            -                6,431
Prepaid expense and other assets                                       13                  32           (1) (b)              44
                                                                ---------         -----------        -----          -----------
      Total Assets                                                108,146           1,020,312           (1)           1,128,457
                                                                ---------         -----------        -----          -----------
LIABILITIES:
Payable for Investment Securities Purchased                             -               6,953            -                6,953
Payable upon Return of Securities Loaned                                -              22,465            -               22,465
Payable for Capital Shares Redeemed                                    86                 125            -                  211
Investment Advisory Fees Payable                                       60                 727            -                  787
Administration Fees Payable                                             -                  22            -                   22
Accrued expenses and other payables:
Distribution Fees Payable                                               -                  84            -                   84
Custody Fees Payable                                                    -                  16            -                   16
Other                                                                  68                  64            -                  132
                                                                ---------         -----------        -----          -----------
      Total Liabilities                                               214              30,456            -               30,670
                                                                ---------         -----------        -----          -----------
NET ASSETS:
Paid-in capital                                                    80,058             781,990            -              862,048
Accumulated net investment income                                     419               3,738            -                4,157
Accumulated net realized gain from investment
      transactions and foreign currency                             3,215               4,772            -                7,987
Net unrealized appreciation on investments                         24,240             199,356            -              223,596
                                                                ---------         -----------        -----          -----------
      Net Assets                                                $ 107,932         $   989,856        $   -          $ 1,097,788
                                                                =========         ===========        =====          ===========
Net Assets:
      T Shares                                                  $ 107,932 ***     $   851,916        $   -          $   959,848
      A Shares                                                         NA              44,541            -               44,541
      L Shares                                                         NA              93,399            -               93,399
                                                                ---------         -----------        -----          -----------
      Total                                                     $ 107,932         $   989,856        $   -          $ 1,097,788
                                                                =========         ===========        =====          ===========
Shares of Beneficial Interest Outstanding
      (Unlimited number of shares authorized, no par value):
      T Shares                                                      7,195 ***          53,842         (372) (a)          60,665
      A Shares                                                         NA               2,792            -                2,792
      L Shares                                                         NA               5,976            -                5,976
                                                                ---------         -----------        -----          -----------
      Total                                                         7,195              62,610         (372)              69,433
                                                                =========         ===========        =====          ===========
Net Asset Value
      T Shares                                                  $   15.00 ***     $     15.82                       $     15.82
                                                                =========         ===========                       ===========
      A Shares                                                         NA         $     15.95                       $     15.95
                                                                =========         ===========                       ===========
      L Shares *                                                       NA         $     15.63                       $     15.63
                                                                =========         ===========                       ===========
Maximum sales charge- Class A Shares                                   NA                3.75%                             3.75%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (A Shares)                   NA         $     16.57                       $     16.57
                                                                =========         ===========                       ===========

----------------
Amounts designated as "-" are $0 or have been rounded to $0.

* Redemption price per share varies by length of time shares are held.

** Includes collateral of $22,465 for securities loaned.

*** The CCMI Equity Fund is a single-class fund; however, as its' shares are converting into T shares, amounts are listed in the T Share row.

(a) Adjustment to convert the CCMI Equity Fund shares outstanding to STI Classic Growth and Income Fund T Shares outstanding based on the STI Classic Growth and Income Fund T Share NAV.

(b) Reversal of prepaid insurance in the CCMI Equity Fund, assumes the merged fund will be a part of the STI Classic insurance contract.


See unaudited notes to pro forma financial statements.

                                    CCMI EQUITY FUND
                           STI CLASSIC GROWTH AND INCOME FUND
                      PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED 11/30/04 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS)

                                                                                  STI CLASSIC
                                                                     CCMI EQUITY   GROWTH AND   PRO FORMA     PRO FORMA COMBINED
                                                                        FUND      INCOME FUND  ADJUSTMENTS         (NOTE 1)
                                                                     -----------  -----------  -----------    ------------------
INVESTMENT INCOME:
Dividend Income                                                        $ 1,991     $  19,595   $    -             $  21,586
Interest Income                                                             92            46        -                   138
Security Lending Income                                                      -            56        -                    56
Foreign tax withholding                                                      -           (45)       -                   (45)
                                                                       -------     ---------   ------             ---------
        Total Investment Income                                          2,083        19,652        -                21,735
                                                                       -------     ---------   ------             ---------
EXPENSES:
Investment Advisory Fees                                                   933         8,350       51  (a)            9,334
Administration Fees                                                        107           500     (322) (a)              285
Distribution Fees - A Shares                                                 -           113        -                   113
Distribution and Service Fees - L Shares                                     -           971        -                   971
Custodian Fees                                                              22            26      (21) (b)               27
Fund Accounting Expense                                                     47             -      (47) (a)                -
Professional Fees                                                           43            41      (42) (b)               42
Insurance Fees                                                               1             9        -                    10
Registration Fees                                                           10            23       (9) (b)               24
Transfer Agent Shareholder Servicing Fees                                  286           130     (416) (a)                -
Transfer Agent Out of Pocket Expenses                                        -            69        -                    69
Printing Fees                                                                6            36       (5) (b)               37
Trustees Fees                                                               11             9      (10) (b)               10
Other Expenses                                                              38            43      (37) (b)               44
                                                                       -------     ---------   ------             ---------
        Total Expenses                                                   1,504        10,320     (858)               10,966
                                                                       -------     ---------   ------             ---------
        Less: Investment Advisory Fees Waived                             (204)           NA      204  (c)                -
        Less: Shareholder Service Fee waived by Adviser                   (111)           NA      111  (c)                -
        Less: Distribution Fees Waived - A Shares                           NA           (53)       -                   (53)
        Less: Distribution and Service Fees Waived - L Shares               NA          (159)       -                  (159)
        Less: Expense Offset - Insurance Premiums                           NA            (5)       -                    (5)
                                                                       -------     ---------   ------             ---------
        Net Expenses                                                     1,189        10,103     (543)               10,749
                                                                       -------     ---------   ------             ---------
        Net Investment Income                                              894         9,549      543                10,986
                                                                       -------     ---------   ------             ---------
REALIZED AND UNREALIZED GAINS
FROM INVESTMENTS:
Net Realized Gains on Investment Transactions                            3,093        75,247        -                78,340
Net Change in Unrealized Appreciation/(Depreciation) on Investments      5,470        62,584        -                68,054
                                                                       -------     ---------   ------             ---------
Total Net Realized and Unrealized Gains from Investments                 8,563       137,831        -               146,394
                                                                       -------     ---------   ------             ---------
Net Increase in Net Assets from Operations                             $ 9,457     $ 147,380   $  543             $ 157,380
                                                                       =======     =========   ======             =========

-------------------
Amounts designated as "-" are $0 or have been rounded to $0.

(a) Based on contractual fee of STI Classic Growth and Income Fund, including the effect of contractual changes during the year for Administration, Fund Accounting and Transfer Agent Fees.

(b) Removed non reoccurring charge.


(c) Reflects revised expense reductions due to the proposed merger.


See unaudited notes to pro forma financial statements.

                                        CCMI BOND FUND
                            STI CLASSIC INVESTMENT GRADE BOND FUND
                   PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                  AS OF 11/30/04 (UNAUDITED)
                        (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                STI CLASSIC
                                                                             INVESTMENT GRADE   PRO FORMA     PRO FORMA COMBINED
                                                             CCMI BOND FUND      BOND FUND     ADJUSTMENTS          (NOTE 1)
                                                             --------------  ----------------  -----------    ------------------
ASSETS:
Investments, at value (cost $111,705, $673,925 and
  $785,630, respectively)                                     $ 113,007        $ 679,404 **         -               792,411
Interest and Dividends Receivable                                 1,125            5,417            -                 6,542
Receivable for Capital Shares Sold                                    -               22            -                    22
Receivable for Investment Securities Sold                         3,270           77,702            -                80,972
Prepaid expense and other assets                                     23               23            -                    46
                                                              ---------        ---------        -----             ---------
      Total Assets                                              117,425          762,568            -               879,993
                                                              ---------        ---------        -----             ---------
LIABILITIES:
Securities held as Short Positions (cost $4,962 and $0,
  respectively)                                                   4,965                -            -                 4,965
Distributions payable                                                 -            1,545            -                 1,545
Payable for Investment Securities Purchased                       3,222          137,432            -               140,654
Payable upon Return of Securities Loaned                              -           28,503            -                28,503
Payable for Capital Shares Redeemed                                  20               85            -                   105
Investment Advisory Fees Payable                                     41              356            -                   397
Administration Fees Payable                                           -               13            -                    13
Accrued expenses and other payables:
Distribution Fees Payable                                             -               25            -                    25
Custody Fees Payable                                                  -               11            -                    11
Other                                                                38               20            -                    58
                                                              ---------        ---------        -----             ---------
      Total Liabilities                                           8,286          167,990            -               176,276
                                                              ---------        ---------        -----             ---------
NET ASSETS:
Paid-in capital                                                 108,493          605,225            -               713,718
Accumulated net investment income/ (loss)                           (17)             809            -                   792
Accumulated net realized loss from investment transactions         (636)         (16,935)           -               (17,571)
Net unrealized appreciation on investments                        1,299            5,479            -                 6,778
                                                              ---------        ---------        -----             ---------
      Net Assets                                              $ 109,139        $ 594,578        $   -             $ 703,717
                                                              =========        =========        =====             =========
Net Assets:
      T Shares                                                $ 109,139 ***    $ 548,846        $   -             $ 657,985
      A Shares                                                        -           25,328            -                25,328
      L Shares                                                        -           20,404            -                20,404
                                                              ---------        ---------        -----             ---------
      Total                                                   $ 109,139        $ 594,578        $   -             $ 703,717
                                                              =========        =========        =====             =========
Shares of Beneficial Interest Outstanding (Unlimited number
  of shares authorized, no par value):
      T Shares                                                   10,685 ***       52,048         (340) (a)           62,393
      A Shares                                                       NA            2,402            -                 2,402
      L Shares                                                       NA            1,934            -                 1,934
                                                              ---------        ---------        -----             ---------
      Total                                                      10,685           56,384         (340)               66,729
                                                              =========        =========        =====             =========
Net Asset Value
      T Shares                                                $   10.21 ***    $   10.55                          $   10.55
                                                              =========        =========                          =========
      A Shares                                                       NA        $   10.54                          $   10.54
                                                              =========        =========                          =========
      L Shares *                                                     NA        $   10.55                          $   10.55
                                                              =========        =========                          =========
Maximum sales charge- Class A Shares                                 NA             3.75%                              3.75%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (A Shares)                 NA        $   10.95                          $   10.95
                                                              =========        =========                          =========

------------------
Amounts designated as "-" are $0 or have been rounded to $0.

* Redemption price per share varies by length of time shares are held.

** Includes collateral of $28,503 for securities loaned.

*** The CCMI Bond Fund is a single-class fund; however, as its' shares are converting into T shares, amounts are listed in the T Share row.

(a) Adjustment to convert the CCMI Bond Fund shares outstanding to STI Classic Investment Grade Bond Fund T Shares outstanding based on the STI Classic Investment Grade Bond Fund T Share NAV.



See unaudited notes to pro forma financial statements.

                                 CCMI BOND FUND
                     STI CLASSIC INVESTMENT GRADE BOND FUND
                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED 11/30/04 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                  STI CLASSIC
                                                                                   INVESTMENT
                                                                       CCMI BOND   GRADE BOND  PRO FORMA    PRO FORMA COMBINED
                                                                          FUND        FUND     ADJUSTMENTS        (NOTE 1)
                                                                       ---------  -----------  -----------  ------------------
INVESTMENT INCOME:
Dividend Income                                                         $   278    $    104    $    -             $    382
Interest Income                                                           5,259      27,430         -               32,689
Security Lending Income                                                      NA         413         -                  413
                                                                        -------    --------    ------             --------
        Total Investment Income                                           5,537      27,947         -               33,484
                                                                        -------    --------    ------             --------
EXPENSES:
Investment Advisory Fees                                                    671       4,818       169  (a)           5,658
Administration Fees                                                         109         357      (256) (a)             210
Distribution Fees - A Shares                                                 NA         136         -                  136
Distribution and Service Fees - L Shares                                     NA         256         -                  256
Custodian Fees                                                               18          23       (17) (b)              24
Fund Accounting Expense                                                      74           -       (74) (a)               -
Professional Fees                                                            31          27       (30) (b)              28
Insurance Fees                                                                1           6         -                    7
Registration Fees                                                             1          26         -                   27
Transfer Agent Shareholder Servicing Fees                                   315          62      (377) (a)               -
Transfer Agent Out of Pocket Expenses                                        NA          40         -                   40
Printing Fees                                                                13          21       (12) (b)              22
Trustees Fees                                                                12           7       (11) (b)               8
Other Expenses                                                                6          12        (5) (b)              13
                                                                        -------    --------    ------             --------
        Total Expenses                                                    1,251       5,791      (613)               6,429
                                                                        -------    --------    ------             --------
        Less: Investment Advisory Fees Waived                              (154)       (132)      133  (c)            (153)
        Less: Shareholder Service Fee waived by Adviser                    (114)         NA       114  (c)               -
        Less: Distribution Fees Waived - A Shares                            NA         (31)                           (31)
        Less: Distribution and Service Fees Waived - L Shares                NA         (55)                           (55)
        Less: Expense Offset - Insurance Premiums                            NA          (4)        -                   (4)
                                                                        -------    --------    ------             --------
        Net Expenses                                                        983       5,569      (366)               6,186
                                                                        -------    --------    ------             --------

        Net Investment Income                                             4,554      22,378       366               27,298
                                                                        -------    --------    ------             --------
REALIZED AND UNREALIZED GAINS/(LOSSES)
FROM INVESTMENTS:
Net Realized Gains on Investment Transactions                              (964)      5,680         -                4,716
Net Change in Unrealized Appreciation/(Depreciation) on Investments          79      (3,459)        -               (3,380)
                                                                        -------    --------    ------             --------
Total Net Realized and Unrealized Gains/(Losses) from Investments          (885)      2,221         -                1,336
                                                                        -------    --------    ------             --------
Net Increase (Decrease) in Net Assets from Operations                   $ 3,669    $ 24,599    $  366             $ 28,634
                                                                        =======    ========    ======             ========

-------------------
Amounts designated as "-" are $0 or have been rounded to $0.

(a) Based on contractual fee of STI Investment Grade Bond Fund, including the effect of contractual changes during the year for Administration, Fund Accounting and Transfer Agent Fees.

(b)   Removed non reoccurring charge.

(c)   Reflects revised expense reductions due to the proposed merger.



See unaudited notes to pro forma financial statements.

CCMI EQUITY FUND / GROWTH AND INCOME FUND
Proforma Combined Schedule of Portfolio Investments           November 30, 2004
(Amounts in thousands, except share amounts)
(Unaudited)

                                                                                        GROWTH AND         PROFORMA
               GROWTH AND  PROFORMA                                        EQUITY FUND  INCOME FUND        COMBINED
EQUITY FUND   INCOME FUND  COMBINED                                           MARKET       MARKET           MARKET
  SHARES        SHARES      SHARES         SECURITY DESCRIPTION               VALUE         VALUE           VALUE
-----------   -----------  --------  --------------------------------      -----------  -----------        --------
COMMON STOCKS (98.6%)
Consumer Discretionary (9.8%)
                350,000    350,000   Advance Auto Parts, Inc. *                         $  14,441          $ 14,441
  75,000                    75,000   Comcast Corp.                           $ 2,224                          2,224
  40,000                    40,000   Costco Wholesale Corp.                    1,944                          1,944
  15,000        125,000    140,000   Gannett Co., Inc.                         1,237       10,311            11,548
                100,000    100,000   Jones Apparel Group, Inc.                              3,553             3,553
                225,000    225,000   Kohl's Corp. *                                        10,386            10,386
                 50,000     50,000   Lowe's Cos., Inc.                                      2,767             2,767
  70,000                    70,000   Mattel, Inc.                              1,327                          1,327
                300,000    300,000   May Department Stores Co. (The)                        8,436             8,436
  40,000                    40,000   McDonald's Corp.                          1,230                          1,230
                250,000    250,000   Target Corp.                                          12,805            12,805
                600,000    600,000   Viacom, Inc., Class B                                 20,820            20,820
  80,000        500,000    580,000   Walt Disney Co. (The)                     2,150       13,440            15,590
  25,000                    25,000   Weight Watchers International               991                            991
                                                                             -------    ---------          --------
                                                                              11,103       96,959           108,062
                                                                             -------    ---------          --------
Consumer Staples (10.1%)
  30,000                    30,000   Anheuser Busch Cos.                       1,503                          1,503
                900,000    900,000   Archer Daniels Midland Co.                            19,079            19,079
  30,400                    30,400   Cadbury Schweppes PLC ADR                 1,094                          1,094
                250,000    250,000   Clorox Co. (The)                                      13,780            13,780
  45,000                    45,000   Constellation Brands Inc.                 2,011                          2,011
  30,000                    30,000   Energizer Holdings, Inc.                  1,401                          1,401
  40,000                    40,000   General Mills, Inc.                       1,820                          1,820
                150,000    150,000   Kimberly-Clark Corp.                                   9,542             9,542
  30,000                    30,000   Kraft Foods, Inc., Class                  1,026                          1,026
  85,000                    85,000   Molex, Inc., Class A                      2,065                          2,065
  35,000        200,000    235,000   PepsiCo, Inc.                             1,747        9,982            11,729
                650,000    650,000   Sara Lee Corp.                                        15,262            15,262
                 50,000     50,000   SYSCO Corp.                                            1,738             1,738
                350,000    350,000   Wal-Mart Stores, Inc.                                 18,221            18,221
                150,000    150,000   Wm. Wrigley Jr. Co.                                   10,320            10,320
                                                                             -------    ---------          --------
                                                                              12,667       97,924           110,591
                                                                             -------    ---------          --------
Energy (8.6%)
                150,000    150,000   Anadarko Petroleum Corp.                              10,440            10,440
                200,000    200,000   Burlington Resources, Inc.                             9,282             9,282
  35,000        250,000    285,000   ChevronTexaco Corp.                       1,911       13,650            15,561
  22,500        150,000    172,500   ConocoPhillips                            2,047       13,649            15,696
  45,000        400,000    445,000   Exxon Mobil Corp.                         2,306       20,500            22,806

See unaudited notes to pro forma financial statements.

                300,000      300,000  Kerr-McGee Corp.                                      18,669            18,669
  25,000                      25,000  Schlumberger Ltd.                         1,641                          1,641
                                                                               ------      -------           -------
                                                                                7,905       86,190            94,095
                                                                               ------      -------           -------
Financials (23.3%)
  38,000                      38,000  American Express Co.                      2,117                          2,117
                150,000      150,000  American International Group, Inc.                     9,503             9,503
  26,200                      26,200  American Intl. Group Inc.                 1,660                          1,660
  50,000                      50,000  Bank America Corp.                        2,314                          2,314
                450,000      450,000  Bank of America Corp.                                 20,821            20,821
   1,300          6,000        7,300  Berkshire Hathaway, Inc. -                3,614       16,680            20,294
                                      Class B (a) *
                325,000      325,000  Cincinnati Financial Corp.                            14,560            14,560
  52,066        525,000      577,066  Citigroup, Inc.                           2,330       23,493            25,823
  40,100                      40,100  Duke-Weeks Realty                         1,385                          1,385
                 75,000       75,000  Fannie Mae                                             5,153             5,153
                225,000      225,000  Fifth Third Bancorp                                   11,331            11,331
                650,000      650,000  Genworth Financial, Inc., Class A                     17,095            17,095
                125,000      125,000  Goldman Sachs Group, Inc. (The)                       13,095            13,095
  50,000                      50,000  J.P. Morgan Chase & Co.                   1,883                          1,883
  45,000         50,000       95,000  Jefferson-Pilot Corp.                     2,214        2,460             4,674
                400,000      400,000  MBNA Corp.                                            10,624            10,624
  20,000                      20,000  Merrill Lynch & Co., Inc.                 1,114                          1,114
                125,000      125,000  MGIC Investment Corp.                                  8,500             8,500
                175,000      175,000  Morgan Stanley                                         8,881             8,881
                500,000      500,000  Principal Financial Group, Inc.                       18,840            18,840
  30,000                      30,000  Prologis Trust                            1,207                          1,207
                400,000      400,000  Prudential Financial, Inc.                            19,580            19,580
                600,000      600,000  U.S. Bancorp                                          17,778            17,778
  48,500                      48,500  Washington Mutual, Inc. *                 1,974                          1,974
                250,000      250,000  Wells Fargo & Co.                                     15,443            15,443
                                                                               ------      -------           -------
                                                                               21,812      233,837           255,649
                                                                               ------      -------           -------
Health Care (10.4%)
                150,000      150,000  Abbott Laboratories                                    6,294             6,294
  45,000                      45,000  Abbott Labs                               1,888                          1,888
  20,000                      20,000  Amgen Inc.                                1,201                          1,201
                200,000      200,000  Anthem, Inc. *                                        20,266            20,266
                800,000      800,000  Bristol-Myers Squibb Co.                              18,800            18,800
  15,000                      15,000  Eli Lilly & Co. *                           800                            800
                125,000      125,000  Express Scripts, Inc. *                                8,995             8,995
  30,000        170,000      200,000  Johnson & Johnson                         1,810       10,254            12,064
  40,000                      40,000  Laboratory Corp. of                       1,918                          1,918
                                      America Holdings *
                100,000      100,000  Medtronic, Inc.                                        4,805             4,805
  37,000                      37,000  Merck & Co., Inc.                         1,037                          1,037
  80,000      1,100,000    1,180,000  Pfizer, Inc.                              2,221       30,547            32,768
  65,000                      65,000  Schering-Plough Corp. *                   1,160                          1,160
  55,000                      55,000  Wyeth                                     2,193                          2,193
                                                                               ------      -------           -------
                                                                               14,228       99,961           114,189
                                                                               ------      -------           -------

See unaudited notes to pro forma financial statements.

Industrials (12.3%)
                700,000      700,000  Cendant Corp.                                        15,869            15,869
                200,000      200,000  Cooper Industries Ltd., Class A                      13,262            13,262
                150,000      150,000  Emerson Electric Co.                                 10,023            10,023
  45,000        600,000      645,000  General Electric Co.                     1,591       21,216            22,807
                400,000      400,000  Honeywell International, Inc.                        14,132            14,132
                 75,000       75,000  Illinois Tool Works, Inc.                             7,067             7,067
                300,000      300,000  Norfolk Southern Corp.                               10,299            10,299
                350,000      350,000  Rockwell Automation, Inc.                            16,555            16,555
                175,000      175,000  Textron, Inc.                                        12,709            12,709
  12,000                      12,000  United Parcel Service,
                                      Inc., Class B                            1,010                          1,010
  28,000         90,000      118,000  United Technologies                      2,732        8,782            11,514
                                                                              ------      -------           -------
                                                                               5,333      129,914           135,247
                                                                              ------      -------           -------
Information Technology (11.2%)
                700,000      700,000  Agilent Technologies, Inc. *                         16,022            16,022
  40,000                      40,000  Automatic Data Processing                1,821                          1,821
  75,000                      75,000  Cisco Systems, Inc. *                    1,403                          1,403
  40,000                      40,000  CommScope, Inc. *                          773                            773
  45,000                      45,000  Diebold, Inc.                            2,393                          2,393
  40,000                      40,000  Electronics For Imaginc, Inc. *            669                            669
  32,000        250,000      282,000  First Data Corp.                         1,315       10,273            11,588
  45,000        275,000      320,000  Intel Corp.                              1,006        6,146             7,152
  20,000        100,000      120,000  International Business                   1,885        9,424            11,309
                                      Machines Corp.
  80,000        550,000      630,000  Microsoft Corp.                          2,145       14,746            16,891
                900,000      900,000  Nokia Corp. ADR (a)                                  14,553            14,553
                400,000      400,000  Storage Technology Corp. (a) *                       11,656            11,656
                500,000      500,000  SunGard Data Systems, Inc. *                         13,255            13,255
  42,000        500,000      542,000  Texas Instruments, Inc.                  1,016       12,090            13,106
                                                                              ------      -------           -------
                                                                              14,426      108,165           122,591
                                                                              ------      -------           -------
Materials (4.5%)
  35,000                      35,000  Applied Materials Inc.                     582                            582
  60,000                      60,000  Alcoa Inc.                               2,040                          2,040
                250,000      250,000  E.I. du Pont de Nemours & Co.                        11,330            11,330
                150,000      150,000  International Paper Co.                               6,228             6,228
                300,000      300,000  Praxair, Inc.                                        13,470            13,470
  35,000                      35,000  Sealed Air Corp. *                       1,799                          1,799
                225,000      225,000  Sigma-Aldrich Corp.                                  13,439            13,439
                                                                              ------      -------           -------
                                                                               4,421       44,467            48,888
                                                                              ------      -------           -------
Telecommunication Services (2.9%)
                 50,000       50,000  ALLTEL Corp.                                          2,835             2,835
  35,000        350,000      385,000  Verizon Communications, Inc.             1,443       14,430            15,873
                500,000      500,000  Vodafone Group PLC                                   13,635            13,635
                                                                              ------      -------           -------
                                                                               1,443       30,900            32,343
                                                                              ------      -------           -------


See unaudited notes to pro forma financial statements.

Utilities (5.5%)
                450,000      450,000  American Electric Power Co., Inc.                    15,377             15,377
  30,000                      30,000  Apache Corp.                             1,621                           1,621
  25,000                      25,000  Bellsouth Corp.                            671                             671
  45,000                      45,000  Black Hills Corp.                        1,382                           1,382
                400,000      400,000  Edison International                                 12,760             12,760
                325,000      325,000  Exelon Corp.                                         13,556             13,556
  30,000                      30,000  Progress Energy Inc.                     1,317                           1,317
                145,000      145,000  Questar Corp.                                         7,367              7,367
                150,000      150,000  SCANA Corp.                                           5,748              5,748
  20,000                      20,000  Southern Co.                               656                             656
                                                                            --------   ----------         ----------
                                                                               5,647       54,808             60,455
                                                                            --------   ----------         ----------
Total Common Stocks
(total cost $858,514)                                                         98,985      983,125          1,082,110
                                                                            --------   ----------         ----------
SHORT-TERM INVESTMENTS  (2.0%)
             22,465,400   22,465,400  Boston Global Investment
                                      Trust - Enhanced Portfolio
                                      (b)                                     22,465                          22,465
                                                                            --------                      ----------
Total Short-Term Investments                                                  22,465                          22,465
                                                                            --------                      ----------
(total cost $22,465)

MONEY MARKET FUNDS  (1.2%)

              3,914,455    3,914,455  Federated Prime Value
                                      Obligations Fund, Class I                3,914                           3,914
  3,912,286   3,912,286               Fifth Third Institutional Money
                                      Market Fund                              3,912                           3,912
  4,800,000   4,800,000               Goldman Sachs Financial Square
                                      Fund - Money Market Fund                 4,800                           4,800
Total Money Market Funds
(total cost $12,626)                                                           8,712        3,914             12,626
                                                                            --------   ----------         ----------
TOTAL INVESTMENTS  -  101.8%
(COST $83,457, $810,148 AND $893,605, RESPECTIVELY)                         $107,697   $1,009,504         $1,117,201
                                                                            ========   ==========         ==========

------------
Percentages indicated are based on combined net assets of $1,097,788.

*     Non-income producing security

(a) This security or a partial position of this security was on loan at November 30, 2004. The total value of securities on loan at November 30, 2004 was $ 21,777. (amounts in thousands)

(b) This security was purchased with cash collateral held from securities lending.


See unaudited notes to pro forma financial statements.

CCMI BOND FUND / INVESTMENT GRADE BOND FUND
Proforma Combined Schedule of Portfolio Investments            November 30, 2004
(Amounts in thousands, except share amounts)
(Unaudited)

           INVESTMENT
              GRADE     PROFORMA                                             INVESTMENT
BOND FUND   BOND FUND   COMBINED                                                GRADE         PROFORMA
SHARES OR   SHARES OR  SHARES OR                                 BOND FUND    BOND FUND       COMBINED
PRINCIPAL   PRINCIPAL   PRINCIPAL                                 MARKET       MARKET          MARKET
 AMOUNT      AMOUNT      AMOUNT    SECURITY DESCRIPTION            VALUE        VALUE          VALUE
---------  ----------  ----------  --------------------          ---------   ----------       --------
ASSET BACKED SECURITIES (0.1%)

Financial  (0.1%)
  $ 1,000               $ 1,000    Citibank Credit Card          $     945                    $    945
                                   Issuance Trust, 4.15%,        ---------                    --------
                                   07/07/17
Total Asset Backed Securities (total cost $901)                        945                         945
                                                                 ---------                    --------
CORPORATE BONDS (37.0%)
Auto Manufacturers  (2.5%)
                2,130     2,130    American Honda Finance,                        2,116          2,116
                                   3.85%, 11/06/08
                1,240     1,240    DaimlerChrysler AG,                            1,496          1,496
                                   8.50%, 01/18/31
                8,990     8,990    Ford Motor Co., 7.45%,                         8,746          8,746
                                   07/16/31
                5,470     5,470    General Motors Corp.,                          5,568          5,568
                                   8.38%, 07/15/33                               ------       --------
                                                                                 17,926         17,926
                                                                                 ------       --------
Banks (1.9%)
                4,850     4,850    Bank of America Corp.,                         5,602          5,602
                                   7.40%, 01/15/11

      500                   500    Bank of America Corp.,              504                         504
                                   6.50%, 05/15/17

                2,315     2,315    Bank One Corp., 7.63%,                         2,389          2,389
                                   08/01/05

      350                   350    BankBoston Capital Trust,           385                         385
                                   Series B, 8.25%, 12/15/26,
                                   8.25%, Callable 12/15/06 @
                                   104.13, Guaranteed by
                                   BankBoston Corp. (Possible
                                   144A)12/15/26

      188                   188    NB Capital Trust II, 7.83%,         203                         203
                                   12/15/26

                2,485     2,485    Wachovia Corp., 7.55%,                         2,568          2,568
                                   08/18/05

    1,000                 1,000    Washington Mutual, Inc.,            943                         943
                                   4.63%, 04/01/14

                  805       805    Wells Fargo & Co., 4.80%,                        815            815
                                   07/29/05                      ---------       ------       --------
                                                                     2,035       11,374         13,409
                                                                 ---------       ------       --------
Beverages (0.7%)
      200                   200    Anheuser-Busch Co.,                 219                         219
                                   7.13%, 7/1/17, Callable
                                   7/1/07 @ 103, 7.13%,
                                   07/01/17

    1,250                 1,250    Coca-Cola Co., 5.75%,             1,344                       1,344
                                   3/15/2011, 5.75%, 03/15/11

                2,130     2,130    Miller Brewing Co., 4.25%,                     2,142          2,142
                                   08/15/08 (c)

             See unaudited notes to pro forma financial statements.

    1,000                   1,000  Pepsico, Inc., 3.20%,               994                         994
                                   05/15/07                          -----        -----          -----

                                                                     2,557        2,142          4,699
                                                                     -----        -----          -----
Building Materials (0.4%)
                2,170       2,170  American Standard, Inc.,                       2,468          2,468
                                   7.63%, 02/15/10                                -----          -----
Computers (0.1%)
                  770         770  NCR Corp., 7.13%,                                844            844
                                   06/15/09                                       -----          -----
Cosmetics/Personal Care (0.2%)
                1,065       1,065  Gillette Co., 3.75%,                           1,065          1,065
                                   12/01/04 (c)                                   -----          -----

Diversified Financial Services (9.3%)
    1,000                   1,000  Beneficial Corp, 6.47%,           1,083                       1,083
                                   11/17/08

    1,500                   1,500  Capital One Bank, 6.50%,          1,620                       1,620
                                   06/13/13

                3,750       3,750  Capital One Bank, 5.13%,                       3,702          3,702
                                   02/15/14

      250                     250  CIT Capital Trust I, 7.70%,         272                         272
                                   02/15/27

                1,870       1,870  CIT Group, Inc., 5.75%,                        1,965          1,965
                                   09/25/07

                1,350       1,350  CIT Group, Inc., 5.50%,                        1,412          1,412
                                   11/30/07

                1,135       1,135  CIT Group, Inc., 5.13%,                        1,122          1,122
                                   09/30/14

      250                     250  Citigroup, Inc., 7.25%,             287                         287
                                   10/01/10, 7.25%

      500                     500  Citigroup, Inc., 6.50%,             556                         556
                                   01/18/11, 6.50%

                2,715       2,715  Citigroup, Inc., 5.13%,                        2,747          2,747
                                   05/05/14

      367                     367  Citigroup, Inc., 6.88%,             411                         411
                                   12/18/15

                2,485       2,485  Citigroup, Inc., 5.88%,                        2,473          2,473
                                   02/22/33

      865                     865  Commercial Credit Co.,              952                         952
                                   6.63%, 6/1/15

    1,250                   1,250  Credit Suisse First Boston        1,359                       1,359
                                   USA, Inc., 6.13%, 11/15/11

                2,915       2,915  Fund American Cos., Inc.,                      2,924          2,924
                                   5.88%, 05/15/13

    1,000                   1,000  General Electric Capital            980                         980
                                   Corp., 4.00%, 10/26/12

    1,000                   1,000  Goldman Sachs Group               1,110                       1,110
                                   Inc., 6.60%, 01/15/12

                2,115       2,115  Goldman Sachs Group,                           2,100          2,100
                                   Inc., 3.88%, 01/15/09

                2,325       2,325  Goldman Sachs Group,                           2,273          2,273
                                   Inc., 4.75%, 07/15/13

                2,120       2,120  Goldman Sachs Group,                           2,144          2,144
                                   Inc., 6.35%, 02/15/34

    1,000                   1,000  Household Finance Corp.,          1,009                       1,009
                                   3.39%, 02/28/08 (d)

      166                     166  Household Finance Corp.,            167                         167
                                   7.50%, 04/15/17

                2,420       2,420  Household Finance Corp.,                       2,954          2,954
                                   7.63%, 05/17/32

                4,200       4,200  International Lease Finance                    4,269          4,269

             See unaudited notes to pro forma financial statements.

                                   Corp., 4.75%, 07/01/09

                6,375       6,375  J.P. Morgan Chase & Co.,                       7,089          7,089
                                   6.63%, 03/15/12

                1,240       1,240  John Deere Capital Corp.,                      1,246          1,246
                                   3.90%, 01/15/08

      350                     350  JP Morgan & Co., 5.75%,             371                         371
                                   10/15/08

      800                     800  JPM Capital Trust II,               867                         867
                                   7.95%, 02/01/27

      900                     900  Lehman Brothers Holdings,           888                         888
                                   Inc., 6.75%, 07/01/22

                1,455       1,455  MBNA Corp., 7.50%,                             1,667          1,667
                                   03/15/12

                  970         970  Merrill Lynch & Co., Inc.,                       965            965
                                   3.70%, 04/21/08

                2,665       2,665  Merrill Lynch & Co., Inc.,                     2,621          2,621
                                   5.00%, 01/15/15

    1,500                   1,500  Morgan Stanley, 3.88%,            1,488                       1,488
                                   01/15/09

    1,000                   1,000  Morgan Stanley, 6.60%,            1,106                       1,106
                                   04/01/12

                5,175       5,175  Morgan Stanley, 5.30%,                         5,277          5,277
                                   03/01/13

    1,500                   1,500  Morgan Stanley, 5.00%,            1,550                       1,550
                                   11/01/13 (d)

    1,250                   1,250  Sallie Mae, 4.80%,                1,264                       1,264
                                   02/01/14 (d)                     ------       ------         ------
                                                                    17,340       48,950         66,290
                                                                    ------       ------         ------

Electric (3.6%)

                1,595       1,595  CalEnergy Co., Inc.,                           1,768          1,768
                                   7.52%, 09/15/08

                  850         850  Carolina Power & Light,                          933            933
                                   6.50%, 07/15/12

                1,065       1,065  Cincinnati Gas & Electric                      1,114          1,114
                                   Co., 5.70%, 09/15/12
      360                     360  Cleveland Electric/Toledo,          390                         390
                                   7.13%, 07/01/07

                1,595       1,595  Dominion Resources, Inc.,                      1,641          1,641
                                   Ser B, 7.63%, 07/15/05

                1,440       1,440  Dominion Resources, Inc.,                      1,540          1,540
                                   Ser E, 6.75%, 12/15/32

                  435         435  Entergy Gulf States, Inc.,                       435            435
                                   5.20%, 12/03/07, Callable
                                   12/01/04 @ 100.00

                2,100       2,100  Entergy Gulf States, Inc.,                     2,070          2,070
                                   4.88%, 11/01/11, Callable
                                   11/01/06 @ 100.00

                4,863       4,863  Florida Power & Light, Co.,                    5,046          5,046
                                   6.88%, 12/01/05

      300                     300  Indianapolis Power & Light          326                         326
                                   Co., 7.38%, 08/01/07

      150                     150  Iowa Electric Light and             160                         160
                                   Power, 6.00%, 10/01/08

      915                     915  Mississippi Power Co.,              944                         944
                                   6.88%, 12/01/25

                1,240       1,240  Oncor Electric Delivery,                       1,398          1,398
                                   7.00%, 05/01/32

                3,945       3,945  Pacific Gas & Electric Co.,                    3,976          3,976
                                   6.05%, 03/01/34

      665                     665  Pennsylvania Electric Co.,          743                         743

             See unaudited notes to pro forma financial statements.

                                   6.63%, 04/01/19

      250                     250  Virginia Electric & Power           257                         257
                                   Co., 7.00%, 01/01/24

                2,485       2,485  Westar Energy, Inc.,                           2,710          2,710
                                   7.88%, 05/01/07
                                                                     -----       ------         ------
                                                                     2,820       22,631         25,451
                                                                     -----       ------         ------
Forest Products & Paper  (0.7%)

                2,015       2,015  International Paper Co.,                       2,054          2,054
                                   5.50%, 01/15/14

                1,595       1,595  Weyerhaeuser Co., 6.75%,                       1,789          1,789
                                   03/15/12

                1,065       1,065  Weyerhaeuser Co., 7.38%,                       1,231          1,231
                                   03/15/32                                      ------         ------
                                                                                  5,074          5,074
                                                                                 ------         ------
Gas  (0.2%)

                1,595       1,595  Sempra Energy, 4.75%,                          1,615          1,615
                                   05/15/09                                      ------         ------
Healthcare - Services  (0.6%)

                1,730       1,730  Anthem Insurance Cos.,                         2,334          2,334
                                   Inc., 9.00%, 04/01/27

                1,595       1,595  WellPoint Health Networks,                     1,664          1,664
                                   Inc., 6.38%, 06/15/06                         ------         ------
                                                                                  3,998          3,998
                                                                                 ------         ------
Home Builders  (0.5%)

                1,240       1,240  Lennar Corp., 5.95%,                           1,297          1,297
                                   03/01/13

                1,950       1,950  Pulte Homes, Inc., 4.88%,                      1,964          1,964
                                   07/15/09                                      ------         ------
                                                                                  3,261          3,261
                                                                                 ------         ------
Household Products/Wares  (0.3%)

                2,305       2,305  Dial Corp., 7.00%,                             2,441          2,441
                                   08/15/06                                      ------         ------
Insurance  (1.9%)

                4,725       4,725  Berkshire Hathaway                             4,650          4,650
                                   Financial, Inc., 3.38%,
                                   10/15/08

      100                     100  Kemper Corp., 8.88%,                116                         116
                                   10/17/09

                1,420       1,420  MetLife, Inc., 5.25%,                          1,467          1,467
                                   12/01/06

                3,545       3,545  Monumental Global                              3,686          3,686
                                   Funding, 5.20%, 01/30/07
                                   (c)

                1,320       1,320  Prudential Financial, Inc.,                    1,307          1,307
                                   3.75%, 05/01/08

                2,060       2,060  Prudential Financial, Inc.,                    2,035          2,035
                                   5.10%, 09/20/14                   -----       ------         ------
                                                                       116       13,145         13,261
                                                                     -----       ------         ------
Investment Companies  (0.4%)
                2,430       2,430  Credit Suisse First Boston                     2,697          2,697
                                   USA, Inc., 6.50%, 01/15/12                    ------         ------
Leisure Time  (0.4%)

                1,065       1,065  GTECH Holdings Corp.,                          1,059          1,059
                                   4.75%, 10/15/10

                1,595       1,595  Harley Davidson Funding,                       1,571          1,571
                                   3.63%, 12/15/08 (c)                           ------         ------
                                                                                  2,630          2,630
                                                                                 ------         ------
Lodging  (0.1%)

             See unaudited notes to pro forma financial statements.

                  530         530  Marriott International, Inc.,                    605            605
                                   Ser C, 7.88%, 09/15/09                        ------         ------
Media  (3.0%)

                2,660       2,660  British Sky Broadcasting                       2,909          2,909
                                   Group PLC, 6.88%,
                                   02/23/09

                4,435       4,435  Comcast Corp., 7.13%,                          5,018          5,018
                                   06/15/13

                2,320       2,320  Cox Communuications,                           2,161          2,161
                                   Inc., 4.63%, 06/01/13

                2,130       2,130  News America Holdings,                         2,724          2,724
                                   Inc., 9.25%, 02/01/13

                2,485       2,485  R.R. Donnelley & Sons,                         2,436          2,436
                                   3.75%, 04/01/09 (c)

                1,485       1,485  Time Warner, Inc., 6.75%,                      1,654          1,654
                                   04/15/11

                1,950       1,950  Time Warner, Inc., 7.63%,                      2,285          2,285
                                   04/15/31

                1,420       1,420  Univision Communications,                      1,648          1,648
                                   Inc., 7.85%, 07/15/11                         ------         ------
                                                                                 20,835         20,835
                                                                                 ------         ------
Mining  (1.4%)

      670                     670  Alcoa Inc., 6.50%,                  748                         748
                                   6.50%, 06/01/11

                  885         885  Barrick Gold Finance, Inc.,                      961            961
                                   7.50%, 05/01/07

      105                     105  BHP Billiton Finance,               105                         105
                                   4.80%, 04/15/13

                2,835       2,835  Codelco, Inc., 5.50%,                          2,909          2,909
                                   10/15/13

                4,080       4,080  Inco Ltd., 7.75%, 05/15/12                     4,789          4,789
                                                                       ---       ------         ------
                                                                       853        8,659          9,512
                                                                       ---       ------         ------
Miscellaneous Manufacturer  (1.8%)

      350                     350  Archer-Daniels-Midland              433                         433
                                   Cos., Inc., 8.88%, 04/15/11

               10,115      10,115  General Electric Co.,                         10,269         10,269
                                   5.00%, 02/01/13

      250                     250  Tyco International Group,           280                         280
                                   6.75%, 2/15/11

                1,010       1,010  Tyco International Group                       1,087          1,087
                                   SA, 6.00%, 11/15/13

                  975         975  Tyco International Group                       1,094          1,094
                                   SA, 6.88%, 01/15/29                 ---       ------         ------
                                                                       713       12,450         13,163
                                                                       ---       ------         ------
Oil & Gas  (2.2%)

      505                     505  Amerada Hess Corp.,                 553                         553
                                   6.65%, 8/15/11

                2,985       2,985  BP Capital Markets PLC,                        3,004          3,004
                                   4.00%, 04/29/05

                  995         995  ConocoPhillips, 6.38%,                         1,085          1,085
                                   03/30/09

                2,070       2,070  ConocoPhillips, 8.75%,                         2,520          2,520
                                   05/25/10

                1,485       1,485  Devon Financing Corp.,                         1,828          1,828
                                   7.88%, 09/30/31

                1,855       1,855  Enterprise Products                            1,910          1,910
                                   Operating LP, Ser B, 6.88%,
                                   03/01/33

                1,195       1,195  Motiva Enterprises LLC,                        1,215          1,215

             See unaudited notes to pro forma financial statements.

                                   5.20%, 09/15/12 (c)
                  355         355  PennzEnergy Co., 10.25%,                         375            375
                                   11/01/05

                2,485       2,485  XTO Energy, Inc., 6.25%,                       2,693          2,693
                                   04/15/13                         ------      -------       --------
                                                                       553       14,630         15,183
                                                                    ------      -------       --------
Packaging & Containers  (0.2%)

                1,595       1,595  Packaging Corp. of                             1,626          1,626
                                   America, 5.75%, 08/01/13                     -------       --------
Pipelines  (1.0%)

                3,015       3,015  Centerpoint Energy                             3,543          3,543
                                   Resources, 7.88%,
                                   04/01/13

                2,210       2,210  K N Capital Trust III,                         2,420          2,420
                                   7.63%, 04/15/28

                1,065       1,065  Kinder Morgan, Inc.,                           1,182          1,182
                                   7.25%, 03/01/28                              -------       --------
                                                                                  7,145          7,145
                                                                                -------       --------
REITS  (0.1%)

                  965         965  Simon Property Group LP,                       1,030          1,030
                                   6.38%, 11/15/07                              -------       --------
Retailers  (0.0%)

      225                     225  May Department Stores               255                         255
                                   Co., 7.50%, 06/01/15             ------                    --------
Savings & Loans  (0.3%)

                2,000       2,000  Golden West Financial                          2,027          2,027
                                   Corp., 4.13%, 08/15/07                       -------       --------
Telecommunications  (2.7%)

                1,420       1,420  Deutsche Telekom                               1,976          1,976
                                   International Finance,
                                   9.25%, 06/01/32

      634                     634  GTE Corp., 7.90%, 02/01/27,         686                         686
                                   Callable 2/1/07 @ 103.95

      800                     800  Nynex Capital Funding               919                         919
                                   Co., 8.23%, 10/15/09,
                                   8.23%, 10/15/09

                  400         400  SBC Communications,                              407            407
                                   Inc., 5.63%, 06/15/16
                2,245       2,245  SBC Communications,                            2,317          2,317
                                   Inc., 6.45%, 06/15/34
    1,300                   1,300  Southwestern Bell                 1,473                       1,473
                                   Telephone Co., 7.00%,
                                   07/01/15

      800                     800  Southwestern Bell                   804                         804
                                   Telephone Co., 6.63%,
                                   09/01/24

                4,080       4,080  Sprint Capital Corp.,                          5,255          5,255
                                   8.75%, 03/15/32

                1,950       1,950  Telus Corp., 8.00%,                            2,282          2,282
                                   06/01/11

    1,000                   1,000  Verizon Global Funding,           1,132                       1,132
                                   Corp.,6.88%, 06/15/12

                1,710       1,710  Verizon Global Funding                         2,055          2,055
                                   Corp., 7.75%, 12/01/30           ------      -------       --------
                                                                     5,014       14,292         19,306
                                                                    ------      -------       --------
Transportation  (0.5%)

                3,545       3,545  FedEx Corp., 3.50%,                            3,450          3,450
                                   04/01/09                         ------      -------       --------
Total Corporate Bonds (total cost $257,353)                         32,256      229,010        261,266
                                                                    ------      -------       --------
FOREIGN GOVERNMENT BOND  (1.1%)

             See unaudited notes to pro forma financial statements.

Mexico  (1.1%)

    1,000                   1,000  United Mexican States,            1,010                       1,010
                                   5.88%, 01/15/14

                6,000       6,000  United Mexican States,                         6,795          6,795
                                   8.30%, 08/15/31                  ------      -------          -----
Total Foreign Government Bond (total cost $7,565)                    1,010        6,795          7,805
                                                                    ------      -------          -----
MUNICIPAL BONDS  (0.1%)
Oklahoma  (0.1%)

      620                     620  Choctaw County, Revenue             734                         734
                                   Bonds, 8.00%, 07/01/12           ------                       -----
Total Municipal Bonds (total cost $702)                                734                         734
                                                                    ------                       -----
PREFERRED STOCKS  (0.4%)
Banking  (0.0%)

    4,000                   4,000  UBS Preferred Funding               100                         100
                                   Trust IV                         ------                       -----

Financial Services  (0.4%)

   31,000                  31,000  ABN AMRO Capital                    770                         770
                                   Funding Trust VII

   15,000                  15,000  BAC Capital Trust III               398                         398

   10,150                  10,150  Citigroup Capital IX                252                         252

   22,700                  22,700  Merrill Lynch Preferred             619                         619
                                   Capital Trust V

   15,800                  15,800  Wells Fargo Capital Trust           389                         389
                                   VIII                             ------                       -----
                                                                     2,428                       2,428
                                                                    ------                       -----
Insurance  (0.0%)

    6,400                   6,400  ING Groep N.V.                      170                         170
                                                                    ------                       -----
Sovereign Agency  (0.0%)

    5,500                   5,500  Tennessee Valley                    139                         139
                                   Authority, Series D              ------                       -----
Total Preferred Stocks (total cost $2,754)                           2,837                       2,837
                                                                    ------                       -----
MORTGAGE BACKED SECURITIES  (0.3%)
Banking  (0.3%)

    2,000                   2,000  Wells Fargo, 4.63%,               1,919                       1,919
                                   10/25/33 (d)                     ------                       -----

Financial Services (0.0%)

        -                       -  Morgan Stanley Mortgage Loan          -                           -
                                   Trust, 5.00%, 11/25/18
                                                                    ------                       -----

Total Mortgage Backed Securities (total cost $1,952)                 1,919                       1,919
                                                                    ------                       -----
U.S. GOVERNMENT AGENCIES  (10.9%)
Fannie Mae  (3.8%)
    9,500                   9,500  Discount Note, 12/01/04           9,500                       9,500
    5,000                   5,000  Discount Note, 12/03/04           5,000                       5,000
    1,000                   1,000  3.25%, 02/15/09                     978                         978
      500                     500  3.80%, 07/14/10                     489                         489
      500                     500  4.70%, 05/13/13                     500                         500
      500                     500  5.13%, 01/02/14                     505                         505
    1,250                   1,250  5.50%, 11/08/16                   1,254                       1,254
      600                     600  6.25%, 02/28/17                     625                         625
    1,000                   1,000  6.20%, 06/13/17                   1,043                       1,043
    2,500                   2,500  5.75%, 11/07/17                   2,449                       2,449
    1,500                   1,500  5.10%, 06/26/18                   1,451                       1,451
    2,000                   2,000  6.05%, 08/18/23                   1,996                       1,996
      250                     250  5.50%, 04/23/24                     241                         241
                                                                    ------                       -----

             See unaudited notes to pro forma financial statements.

                                                                    26,031                      26,031
                                                                    ------                      ------
Federal Home Loan Bank  (1.4%)
    2,500                   2,500  1.99%, 03/03/08 (d)               2,500                       2,500
    2,000                   2,000  2.29%, 03/24/08 (d)               1,999                       1,999
    1,000                   1,000  4.40%, 03/30/11                     993                         993
    1,700                   1,700  3.18%, 06/25/13 (d)               1,708                       1,708
    1,250                   1,250  5.25%, 12/10/13                   1,251                       1,251
      733                     733  5.88%, 09/19/17                     734                         734
    1,000                   1,000  5.00%, 05/08/18                     984                         984
                                                                    ------                      ------
                                                                    10,169                      10,169
                                                                    ------                      ------
Freddie Mac  (2.8%)
       40                      40  7.00%, 05/01/07                      41                          41
      700                     700  4.05%, 11/17/09                     700                         700
    1,000                   1,000  6.25%, 06/25/10                   1,064                       1,064
      500                     500  4.65%, 08/27/10                     501                         501
    1,000                   1,000  4.50%, 12/16/10                     997                         997
    3,250                   3,250  4.13%, 02/24/11                   3,187                       3,187
    3,000                   3,000  6.38%, 08/01/11                   3,115                       3,115
    3,000                   3,000  6.25%, 03/05/12                   3,138                       3,138
    1,000                   1,000  4.65%, 10/10/13                     988                         988
    1,000                   1,000  6.00%, 06/27/17                   1,016                       1,016
    1,000                   1,000  5.55%, 10/30/17                     987                         987
    1,200                   1,200  5.20%, 03/05/19                   1,174                       1,174
                                   Callable 03/05/09 @ 100

    1,876                   1,876  5.00%, 06/01/19                   1,902                       1,902
      945                     945  5.00%, 07/01/19                     958                         958
                                                                    ------                      ------
                                                                    19,768                      19,768
                                                                    ------                      ------
Ginnie Mae  (2.9%)
      430                     430  7.00%, 04/15/13                     459                         459
      311                     311  7.00%, 08/15/14                     332                         332
      976                     976  4.50%, 05/15/19                     979                         979
      973                     973  4.50%, 05/15/19                     976                         976
                3,708       3,708  8.50%, 04/15/31                                4,051          4,051
      129                     129  7.00%, 05/15/31                     137                         137
                5,077       5,077  8.00%, 08/15/31                                5,521          5,521
                4,803       4,803  8.00%, 09/15/31                                5,223          5,223
    1,098                   1,098  5.50%, 09/15/32                   1,119                       1,119
      746                     746  5.50%, 09/15/33                     760                         760
      985                     985  5.50%, 11/15/33                   1,002                       1,002

                                                                    ------      -------         ------
                                                                     5,764       14,795         20,559
                                                                    ------      -------         ------
Total U.S. Government Agencies (total cost $75,809)                 61,732       14,795         76,527
                                                                    ------      -------         ------
U.S. TREASURY OBLIGATIONS (48.2%)
U.S. Treasury Bonds (5.5%)
               36,495      36,495  5.38%, 02/15/31 (a)                           38,411         38,411
                                                                                -------         ------
U.S. Treasury Inflation Protected Bonds (8.9%)
               41,875      41,875  1.88%, 07/15/13                               44,230         44,230
               11,835      11,835  3.88%, 04/15/29                               18,062         18,062
                                                                                -------         ------
                                                                                 62,292         62,292
                                                                                -------         ------
U.S. Treasury Notes (33.8%)
               21,010      21,010  1.63%, 01/31/05                               20,994         20,994
               33,095      33,095  1.50%, 02/28/05                               33,045         33,045
               35,745      35,745  1.63%, 04/30/05                               35,643         35,643
               57,560      57,560  3.50%, 11/15/06                               58,100         58,100
               21,985      21,985  2.88%, 11/30/06                               21,925         21,925

             See unaudited notes to pro forma financial statements.

               46,505      46,505  3.13%, 05/15/07                               46,483         46,483
               10,870      10,870  3.50%, 11/15/09                               10,771         10,771
                8,615       8,615  3.88%, 02/15/13                                8,411          8,411
                2,605       2,605  4.25%, 11/15/14                                2,583          2,583
                                                                              ---------       --------
                                                                                237,955        237,955
                                                                              ---------       --------
Total U.S. Treasury Obligations (total cost $336,874)                           338,658        338,658
                                                                              ---------       --------
SHORT-TERM INVESTMENTS  (4.1%)

           28,502,500  28,502,500  Boston Global Investment                      28,503         28,503
                                   Trust - Enhanced Portfolio (b)             ---------       --------

Total Short-Term Investments (total cost $28,503)                                28,503         28,503
                                                                              ---------       --------
MONEY MARKET FUNDS  (4.6%)

           25,653,182  25,653,182  Federated Prime Value                         25,653         25,653
                                   Money Market Fund
     3,466,665          3,466,665  Fifth Third Institutional         3,467                       3,467
                                   Money Market Fund
     3,000,000          3,000,000  Goldman Sachs Financial           3,000                       3,000
                                   Square Money Market Fund
                                                                  --------    ---------       --------
Total Money Market Funds (total cost $32,120)                        6,467       25,653         32,120
                                                                  --------    ---------       --------
REPURCHASE AGREEMENTS  (5.8%)

               35,990      35,990  Morgan Stanley, 2.01%                         35,990         35,990
                                   dated 11/30/04, to be
                                   repurchased on 12/01/04,
                                   repurchase price
                                   $35,992,406 (collateralized
                                   by FNMS obligations; total
                                   market value $36,681,928

     5,107,000          5,107,000  Morgan Stanley                    5,107                       5,107
                                   Repurchase Agreement           --------    ---------       --------
Total Repurchase Agreements (total cost $41,097)                     5,107       35,990         41,097
                                                                  --------    ---------       --------

TOTAL INVESTMENTS   -   112.6%                                    $113,007    $ 679,404       $792,411
                                                                  ========    =========       ========
(COST $ 111,705 , $673,925 AND $ 785,630 , RESPECTIVELY)



----------

Percentages indicated are based on combined net assets of $703,717.

(a) This security or a partial position of this security was on loan at November 30, 2004. The total value of securities on loan at November 30, 2004 was $ 27,922. (amounts in thousands)

(b) This security was purchased with cash collateral held from securities lending.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board.

(d)   Variable rate security, rate shown is as of November 30, 2004.

             See unaudited notes to pro forma financial statements.

SECURITIES HELD AS SHORT POSITIONS
 ($ 5,000)              ($5,000)   U.S. Treasury Note,            ($ 4,965)                   ($4,965)
                                   3.50%, 08/15/29                --------                    -------

Total Securities Held as Short Positions (total cost $4,962)      ( $4,965)                   ($4,965)
                                                                  --------                    -------

             See unaudited notes to pro forma financial statements.

                                   CCMI FUNDS
                                STI CLASSIC FUNDS
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.    BASIS OF COMBINATION:

      The unaudited Pro Forma Combining Statements of Assets and Liabilites and Schedule of Portfolio Investments reflect the accounts of two investment portfolios offered by CCMI Funds: CCMI Equity Fund and CCMI Bond Fund (the "CCMI Funds") and two investment portfolios offered by STI Classic Funds: STI Classic Growth and Income Fund and STI Classic Investment Grade Bond Fund (the "STI Classic Funds"), (collectively, the "Funds" and individually a "Fund") as if the proposed reorganization occurred as of November 30, 2004. The pro forma Statement of Operations has been prepared as though the acquisition had been in effect on December 1, 2003. As the fiscal year end for all merging Funds is May 31, the pro forma Statement of Operations heading reads "for the period ended 11/30/04" rather than "for the year ended 11/30/04", even though information reflected encompasses a full year of information through 11/30/04. These statements have been derived from books and records utilized in calculating daily net asset value at November 30, 2004.

      The Reorganization is anticipated to occur on or about March 18, 2005 (the "Closing Date"). The Plan of Reorganization provides that on the Closing Date of Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable CCMI Funds will become the assets and liabilities of the corresponding STI Classic Funds (see table below):

      CCMI Equity Fund...........  STI Classic Growth and Income Fund
      CCMI Bond Fund.............  STI Classic Investment Grade Bond Fund

      For accounting purposes, the historical basis of assets and liabilities of the STI Classic Growth and Income Fund and the STI Classic Investment Grade Bond Fund will survive the Reorganization.

      In exchange for the transfer of assets, subject to liabilities, the STI Classic Funds will issue to the CCMI Funds full and fractional shares of the T Shares of the STI Classic Funds, and the CCMI Funds will make a liquidating distribution of such shares to its shareholders. The value of the shares of the STI Classic Funds so issued will be equal in value to the full and fractional shares of the CCMI Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the CCMI Funds will attach to the assets so transferred to the STI Classic Funds and may thereafter be enforced against the STI Classic Funds to the extent of the assets received as if such liabilities had been incurred by it.

      The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Under generally accepted accounting principles, the STI Classic Funds' basis, for purposes of determining net asset value, of the assets and liabilities of the CCMI Funds will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The STI Classic Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

      It is the STI Classic Funds' intention to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

                                   CCMI FUNDS
                                STI CLASSIC FUNDS
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)

      The accompanying pro forma financial statements represent the combined results of operations of the STI Classic Funds and the CCMI Funds. However, should the Reorganization be effected, the historical statements of operations of the STI Classic Funds will not be restated to take into account the addition of the CCMI Funds' assets and liabilities. The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference into the Statement of Additional Information.

2.    PORTFOLIO VALUATION:

      Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time),or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator or accounting agent shall seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed an monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

3.    PRO FORMA OPERATIONS:

      Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma adjustments and the pro forma combined columns of the Statement of Operations present the adjustments necessary to show the expenses at the rates which would have been in effect if the Funds were combined for the twelve months ended November 30, 2004.

      Pro forma adjustments to Administration, Fund Accounting and Transfer Agency fees include the effect of contractual changes that occurred July 24, 2004. Effective this date BISYS Fund Services Ohio, Inc. ("BISYS") began providing administration, fund accounting and transfer agency services to the Funds. Under the terms of a Master Services Agreement BISYS is entitled to an annual fee (expressed as a percentage of the combined average

                                   CCMI FUNDS
                                STI CLASSIC FUNDS
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)

daily net assets of the STI Classic Funds and the STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion.

      Prior to July 24, 2004, SEI Investments Global Funds Services ("SEI") provided administration and fund accounting services to the Funds for an annual fee (expressed as a percentage of the combined average daily net assets of the STI Classic Funds and the STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

4.    CAPITAL SHARES:

      The pro forma net asset value per share assumes the STI Classic Funds would have been issued at November 30, 2004, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the CCMI Funds, as of November 30, 2004, divided by the net asset value per share of the share of the STI Classic Funds as of November 30, 2004. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at November 30, 2004:

                  SHARES OF THE STI CLASSIC GROWTH AND     ADDITIONAL SHARES ASSUMED ISSUED IN        TOTAL OUTSTANDING SHARES
                      INCOME FUND PRE-COMBINATION                     REORGANIZATION                      POST-COMBINATION
CLASS OF SHARES          (Amounts in Thousands)                   (Amounts in Thousands)                (Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------
T Shares                        53,842                                   6,823                                  60,665
A Shares                         2,792                                       -                                   2,792
L Shares                         5,976                                       -                                   5,976

                     SHARES OF THE STI CLASSIC
                       INVESTMENT GRADE BOND               ADDITIONAL SHARES ASSUMED ISSUED IN        TOTAL OUTSTANDING SHARES
                        FUND PRE-COMBINATION                          REORGANIZATION                      POST-COMBINATION
CLASS OF SHARES        (Amounts in Thousands)                     (Amounts in Thousands)                (Amounts in Thousands)
------------------------------------------------------------------------------------------------------------------------------
T Shares                        52,048                                  10,345                                  62,393
A Shares                         2,402                                       -                                   2,402
L Shares                         1,934                                       -                                   1,934

      5.    FEDERAL INCOME TAXES:

      Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the STI Classic Funds intend to continue to qualify as regulated investment companies, if such qualification is in the best interest of their shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

      The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION

ITEM 15. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. Exhibits:

(1) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-00-000528 on September 21, 2000.

(3)      Not applicable.


(4) Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit 4 to the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No.
         0000950152-05-000258 on January 14, 2005.


(5)      Not applicable.

(6)(a) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
         Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No.

         24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(6)(d) Investment Subadvisory Agreement dated February 20, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(6)(e) Form of Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         00009050152-04-009220 on December 30, 2004.

(6)(f) Revised Schedule A dated November 19, 2004 to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 00009050152-04-009220 on December 30, 2004.

(7)(a) Distribution Agreement dated July 26, 2004 between the Registrant and BISYS Fund Services, Limited Partnership is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(7)(b) Amended Schedule A dated November 19, 2004 to the Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership dated July 26, 2004 is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 00009050152-04-009220 on December 30, 2004.

(8)      Not applicable.

(9)(a) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(9)(c) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(9)(d) Custodian Agreement between the Registrant and Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(e) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(9)(f) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and Trust Company Bank (now SunTrust Bank) is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(10)(a) Distribution Plan relating to Investor Shares (now A Shares) is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(10)(b) Distribution and Service Agreement relating to Flex Shares (now L Shares) dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed on August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(10)(c) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(10)(d) Amended Schedule A, revised as of November 19, 2004, to the Distribution Plan for A Shares is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 00009050152-04-009220 on December 30, 2004.

(10)(e) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit
         (n)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.


(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding legality of issuance of shares and other matters is incorporated herein by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No.
         0000950152-05-000258 on January 14, 2005.



(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is incorporated herein by reference to Exhibit 12 to the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000950152-05-000258 on January 14, 2005.


(13)(a) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(b) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(c) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-009220 on December 30, 2004.

(13)(d) Amended Schedule A dated November 19, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit
         (h)(4) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 00009050152-04-009220 on December 30, 2004.

(13)(e) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(f) Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(13)(g) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(13)(h) Amended Schedule A, revised as of August 20, 2004, to the Shareholder Service Plan and Agreement for T Shares is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(i) Amended Schedule A, revised as of August 20, 2004, to the Shareholder Service Plan and Agreement for Institutional Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.


(14)(a)  Consent of PricewaterhouseCoopers LLP is filed herewith.


(14)(b)  Consent of Cohen McCurdy, Ltd is filed herewith.

(15)     Not applicable.


(16) Powers of Attorney are incorporated herein by reference to Exhibit 16 to Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000950152-05-000258 on January 14, 2005.


(17)(a) Prospectuses and Statement of Additional Information for the STI Classic Growth and Income Fund and the STI Classic Growth and Income Fund dated October 1, 2004 are incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(17)(b) Prospectuses and Statement of Additional Information for the STI Classic North Carolina Tax-Exempt Bond Fund dated February __, 2005 is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(17)(c) Prospectuses and Statement of Additional Information for the CCMI Equity Fund, the CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund dated January 6, 2005 are incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0001035449-04-000609 on December 13, 2004.

(17)(d) Audited Annual Financial Report for the STI Classic Growth and Income Fund dated May 31, 2004 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0000935069-04-001045 on August 9, 2004. 0000935069-04-001043.

(17)(e) Audited Annual Financial Report for the STI Classic Investment Grade Bond Fund dated May 31, 2004 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No.
         0000935069-04-001043 on August 9, 2004.

(17)(f) Audited Annual Financial Report for the CCMI Equity Fund, the CCMI Bond Fund and the CCMI Tax-Exempt North Carolina Bond Fund dated May 31, 2004 are incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0001035449-04-000320 on August 2, 2004.


(17)(g) Form of proxy cards are incorporated herein by reference to Exhibit 17(g) to the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000950152-05-000258 on January 14, 2005.

ITEM 17. Undertakings:

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of February, 2005.


                                              STI CLASSIC FUNDS

                                              By:       /s/ R. Jeffrey Young*
                                                  -----------------------------
                                              R. Jeffrey Young, President

As required of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacity and on the dates indicated.


/s/ F. Wendell Gooch*               Trustee              February 4, 2005
---------------------------------
           F. Wendell Gooch



/s/ Jonathan T. Walton*             Trustee              February 4, 2005
---------------------------------
           Jonathan T. Walton



/s/ James O. Robbins*               Trustee              February 4, 2005
---------------------------------
           James O. Robbins



/s/ Thomas Gallagher*               Trustee              February 4, 2005
---------------------------------
           Thomas Gallagher



/s/ Richard W. Courts, II*          Trustee              February 4, 2005
---------------------------------
           Richard W. Courts, II



/s/ Clarence H. Ridley*             Trustee              February 4, 2005
---------------------------------
           Clarence H. Ridley



/s/ Warren Y. Jobe*                 Trustee              February 4, 2005
---------------------------------
           Warren Y. Jobe



/s/ Charles D. Winslow*             Trustee              February 4, 2005
---------------------------------
           Charles D. Winslow



/s/ Sidney E. Harris*               Trustee              February 4, 2005
---------------------------------
           Sidney E. Harris



/s/ R. Jeffrey Young*               President            February 4, 2005
---------------------------------
           R. Jeffrey Young



/s/ Bryan C. Haft*                  Treasurer & Chief    February 4, 2005
---------------------------------   Financial Officer
           Bryan C. Haft



  * By     /s/ Julie Powers
       --------------------------
       Julie Powers, pursuant to the powers of attorney previously filed.

                                  EXHIBIT INDEX







(14)(a)  Consent of PricewaterhouseCoopers LLP.


(14)(b)  Consent of Cohen McCurdy, Ltd.